UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4651

John Hancock Strategic Series
(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2019

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock

Income Fund

Semiannual report 11/30/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A, Class B and Class C shares) or 888-972-8696 (Class I, Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

It was a volatile time for bond investors during the six months ended November 30, 2019, although most market segments delivered attractive absolute returns for the period. Uncertainty surrounding trade with China, the impeachment inquiry against President Trump, and the broader health of the global economy led to some dramatic swings in performance. The trend in longer-term yields was decidedly downward, leading to several periods where the U.S. Treasury yield curve was inverted. Three times in 2019—in July, September, and October—the U.S. Federal Reserve stepped in with reductions in short-term interest rates in an attempt to shore up the economy.

While the economic fundamentals in the United States appear fairly solid—with a strong labor market, low inflation and interest rates, and a confident consumer base—the outlook for the global economy is less certain. Subsequent to period end, President Trump was impeached by the House of Representatives; it remains to be seen how the Senate and financial markets will react. We feel confident in saying there are sure to be patches of market turbulence in the months ahead. As always, your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Income Fund

Table of contents

2	Your fund at a glance
3	Portfolio summary
5	A look at performance
7	Your expenses
9	Fund's investments
28	Financial statements
32	Financial highlights
42	Notes to financial statements
57	Continuation of investment advisory and subadvisory agreements
64	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks a high level of current income.

AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/19 (%)

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       2

Portfolio summary

PORTFOLIO COMPOSITION AS OF 11/30/19 (%)

COUNTRY COMPOSITION AS OF 11/30/19 (%)

United States	65.1
Canada	6.9
Indonesia	3.0
Brazil	2.8
Supranational	2.3
Philippines	2.0
Norway	1.8
Ireland	1.6
Singapore	1.5
Malaysia	1.4
Other countries	11.6
TOTAL	100.0
As a percentage of net assets.

A note about risks

The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       3

QUALITY COMPOSITION AS OF 11/30/19 (%)

U.S. Government	8.7
Collateralized mortgage obligations - U.S. Government Agency	0.1
AAA	16.3
AA	5.6
A	11.2
BBB	25.1
BB	14.3
B	6.9
CCC and below	0.5
Equity	5.1
Not rated	2.4
Short-term investments and other	3.8

As a percentage of net assets.

Ratings are from Moody's Investors Service, Inc. If not available, we have used Standard & Poor's Ratings Services. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. "Not Rated" securities are those with no ratings available from these agencies. All ratings are as of 11-30-19 and do not reflect subsequent downgrades or upgrades, if any.

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       4

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  NOVEMBER 30, 2019

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	1-year	5-year	10-year	6-month	5-year	10-year	as of 11-30-19	as of 11-30-19
Class A	4.87	1.91	4.46	0.27	9.92	54.65	2.13	2.12
Class B	3.40	1.65	4.30	-0.95	8.53	52.35	1.52	1.51
Class C	7.41	2.02	4.15	3.06	10.50	50.24	1.52	1.51
Class I2	9.49	3.04	5.24	4.58	16.16	66.63	2.51	2.50
Class R1[2]	8.77	2.38	4.56	4.23	12.47	56.24	1.86	1.85
Class R2[2,3]	9.07	2.63	4.85	4.38	13.88	60.60	2.12	2.11
Class R3[2]	8.91	2.48	4.68	4.30	13.05	57.92	1.96	1.96
Class R4[2]	9.34	2.89	5.05	4.51	15.31	63.69	2.37	2.27
Class R5[2]	9.56	3.09	5.26	4.61	16.46	67.01	2.57	2.56
Class R6[2,3]	9.60	3.19	5.27	4.80	16.98	67.13	2.62	2.61
Index†	10.79	3.08	3.59	3.81	16.39	42.29	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.0%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until September 30, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Gross (%)	0.83	1.53	1.53	0.53	1.17	0.92	1.07	0.77	0.47	0.42
Net (%)	0.82	1.52	1.52	0.52	1.16	0.91	1.06	0.66	0.46	0.41

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Bloomberg Barclays U.S. Aggregate Bond Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Income Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Bloomberg Barclays U.S. Aggregate Bond Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class B4	11-30-09	15,235	15,235	14,229
Class C4	11-30-09	15,024	15,024	14,229
Class I2	11-30-09	16,663	16,663	14,229
Class R1[2]	11-30-09	15,624	15,624	14,229
Class R2[2,3]	11-30-09	16,060	16,060	14,229
Class R3[2]	11-30-09	15,792	15,792	14,229
Class R4[2]	11-30-09	16,369	16,369	14,229
Class R5[2]	11-30-09	16,701	16,701	14,229
Class R6[2,3]	11-30-09	16,713	16,713	14,229

The values shown in the chart for Class A shares with maximum sales charge have been adjusted to reflect the reduction in the Class A shares' maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effects of reimbursements and waivers.
2	For certain types of investors, as described in the fund's prospectus.
3	Class R2 shares were first offered on 3-1-12; Class R6 shares were first offered 9-1-11. Returns prior to these dates are those of Class A, that have not been adjusted for class-specific expenses; otherwise, returns would vary.
4	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       6

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2019, with the same investment held until November 30, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on June 1, 2019, with the same investment held until November 30, 2019. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	7

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 6-1-2019	Ending value on 11-30-2019	Expenses paid during period ended 11-30-2019[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,044.20	$4.34	0.85%
	Hypothetical example	1,000.00	1,020.80	4.29	0.85%
Class B	Actual expenses/actual returns	1,000.00	1,040.50	7.91	1.55%
	Hypothetical example	1,000.00	1,017.30	7.82	1.55%
Class C	Actual expenses/actual returns	1,000.00	1,040.60	7.91	1.55%
	Hypothetical example	1,000.00	1,017.30	7.82	1.55%
Class I	Actual expenses/actual returns	1,000.00	1,045.80	2.81	0.55%
	Hypothetical example	1,000.00	1,022.30	2.78	0.55%
Class R1	Actual expenses/actual returns	1,000.00	1,042.30	6.02	1.18%
	Hypothetical example	1,000.00	1,019.10	5.96	1.18%
Class R2	Actual expenses/actual returns	1,000.00	1,043.80	4.80	0.94%
	Hypothetical example	1,000.00	1,020.30	4.75	0.94%
Class R3	Actual expenses/actual returns	1,000.00	1,043.00	5.52	1.08%
	Hypothetical example	1,000.00	1,019.60	5.45	1.08%
Class R4	Actual expenses/actual returns	1,000.00	1,045.10	3.43	0.67%
	Hypothetical example	1,000.00	1,021.70	3.39	0.67%
Class R5	Actual expenses/actual returns	1,000.00	1,046.10	2.51	0.49%
	Hypothetical example	1,000.00	1,022.60	2.48	0.49%
Class R6	Actual expenses/actual returns	1,000.00	1,048.00	2.25	0.44%
	Hypothetical example	1,000.00	1,022.80	2.23	0.44%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
8	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 11-30-19 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 8.7%					$152,473,984
(Cost $138,826,672)
U.S. Government 8.7%					152,473,984
U.S. Treasury
Bond	2.750	11-15-42		22,110,000	24,356,410
Bond	3.000	02-15-49		21,885,000	25,621,693
Bond	3.125	02-15-43		22,180,000	25,960,131
Bond	4.375	02-15-38		13,175,000	17,927,264
Note	2.000	11-15-26		11,350,000	11,554,832
Note	2.375	02-29-24		14,145,000	14,573,770
Note	2.375	05-15-29		23,640,000	24,847,856

Note	2.625	02-15-29		7,120,000	7,632,028
Foreign government obligations 21.1%					$369,370,972
(Cost $398,185,080)
Australia 0.4%					6,944,027
New South Wales Treasury Corp.	4.000	04-08-21	AUD	3,875,000	2,733,261
Queensland Treasury Corp.	5.500	06-21-21	AUD	5,810,000	4,210,766
Austria 0.2%					4,020,774
Republic of Austria (A)	0.500	02-20-29	EUR	3,450,000	4,020,774
Brazil 1.6%					28,174,254
Federative Republic of Brazil	10.000	01-01-21	BRL	40,435,000	10,053,966
Federative Republic of Brazil	10.000	01-01-23	BRL	69,085,000	18,120,288
Canada 5.0%					86,947,974
Canada Housing Trust No. 1 (A)	2.350	06-15-23	CAD	4,935,000	3,791,958
Export Development Canada	2.400	06-07-21	AUD	3,560,000	2,457,677
Government of Canada	0.500	03-01-22	CAD	16,175,000	11,887,767
Government of Canada	0.750	09-01-20	CAD	12,040,000	9,000,043
Government of Canada	1.500	09-01-24	CAD	17,495,000	13,176,897
Government of Canada	2.250	03-01-24	CAD	18,375,000	14,254,424
Province of Alberta	3.400	12-01-23	CAD	9,000,000	7,177,912
Province of Ontario	2.900	06-02-28	CAD	4,350,000	3,481,932
Province of Ontario	3.450	06-02-45	CAD	3,895,000	3,540,336
Province of Ontario	3.500	06-02-24	CAD	16,805,000	13,545,465
Province of Quebec	3.000	09-01-23	CAD	5,900,000	4,633,563
Colombia 1.2%					21,795,323
Republic of Colombia	4.000	02-26-24		5,050,000	5,288,259
Republic of Colombia	7.000	05-04-22	COP	16,787,000,000	4,959,405
Republic of Colombia	10.000	07-24-24	COP	22,216,600,000	7,438,083
Republic of Colombia	11.000	07-24-20	COP	13,881,200,000	4,109,576
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	9

	Rate (%)	Maturity date		Par value^	Value
Finland 0.2%					$3,711,586
Republic of Finland (A)	0.500	09-15-28	EUR	3,180,000	3,711,586
Hungary 0.4%					6,622,589
Republic of Hungary	6.375	03-29-21		6,264,000	6,622,589
Indonesia 2.5%					43,877,038
Republic of Indonesia (A)	2.150	07-18-24	EUR	3,335,000	3,908,207
Republic of Indonesia	5.625	05-15-23	IDR	15,613,000,000	1,085,571
Republic of Indonesia (A)	5.875	01-15-24		1,450,000	1,635,453
Republic of Indonesia	6.125	05-15-28	IDR	88,584,000,000	5,872,105
Republic of Indonesia	6.500	06-15-25	IDR	28,481,000,000	2,021,044
Republic of Indonesia	6.625	05-15-33	IDR	30,647,000,000	2,013,316
Republic of Indonesia	7.000	05-15-22	IDR	34,066,000,000	2,461,442
Republic of Indonesia	7.000	05-15-27	IDR	51,733,000,000	3,674,272
Republic of Indonesia	7.000	09-15-30	IDR	62,000,000,000	4,349,830
Republic of Indonesia	7.500	06-15-35	IDR	19,373,000,000	1,379,754
Republic of Indonesia	7.500	05-15-38	IDR	15,237,000,000	1,072,034
Republic of Indonesia	8.250	07-15-21	IDR	34,413,000,000	2,525,678
Republic of Indonesia	8.250	05-15-29	IDR	5,604,000,000	428,904
Republic of Indonesia	8.375	03-15-24	IDR	22,433,000,000	1,698,578
Republic of Indonesia	8.375	09-15-26	IDR	49,203,000,000	3,771,311
Republic of Indonesia	8.750	05-15-31	IDR	48,811,000,000	3,836,327
Republic of Indonesia	9.000	03-15-29	IDR	26,967,000,000	2,143,212
Ireland 1.1%					18,520,825
Republic of Ireland	3.400	03-18-24	EUR	9,843,000	12,603,573
Republic of Ireland	3.900	03-20-23	EUR	4,695,000	5,917,252
Japan 0.9%					16,636,514
Government of Japan	0.100	12-20-23	JPY	1,800,000,000	16,636,514
Malaysia 1.4%					24,468,650
Government of Malaysia	3.620	11-30-21	MYR	8,840,000	2,140,082
Government of Malaysia	3.733	06-15-28	MYR	11,880,000	2,899,507
Government of Malaysia	3.828	07-05-34	MYR	7,300,000	1,773,938
Government of Malaysia	3.844	04-15-33	MYR	14,961,000	3,630,604
Government of Malaysia	3.882	03-14-25	MYR	9,635,000	2,371,934
Government of Malaysia	3.899	11-16-27	MYR	9,209,000	2,276,672
Government of Malaysia	4.059	09-30-24	MYR	15,500,000	3,846,478
Government of Malaysia	4.160	07-15-21	MYR	12,538,000	3,051,980
Government of Malaysia	4.642	11-07-33	MYR	9,430,000	2,477,455
New Zealand 0.4%					6,381,929
Dominion of New Zealand	6.000	05-15-21	NZD	9,272,000	6,381,929
Norway 1.0%					17,659,022
Government of Norway (A)	2.000	05-24-23	NOK	47,645,000	5,295,253
10	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Norway (continued)
Government of Norway (A)	3.750	05-25-21	NOK	110,020,000	$12,363,769
Philippines 2.0%					35,722,583
Republic of Philippines	0.875	05-17-27	EUR	5,500,000	6,195,805
Republic of Philippines	3.375	08-20-20	PHP	27,780,000	545,557
Republic of Philippines	3.500	03-20-21	PHP	135,240,000	2,653,129
Republic of Philippines	3.500	04-21-23	PHP	213,500,000	4,121,076
Republic of Philippines	4.625	09-09-40	PHP	29,167,000	525,113
Republic of Philippines	5.500	03-08-23	PHP	107,000,000	2,205,478
Republic of Philippines	6.250	03-12-24	PHP	140,540,000	2,993,800
Republic of Philippines	6.250	01-14-36	PHP	202,000,000	4,802,047
Republic of Philippines	6.500	04-28-21	PHP	222,970,000	4,536,400
Republic of Philippines	8.000	07-19-31	PHP	284,815,000	7,144,178
Portugal 0.6%					9,630,833
Republic of Portugal (A)	3.850	04-15-21	EUR	4,275,000	4,994,523
Republic of Portugal (A)	5.125	10-15-24		4,110,000	4,636,310
Qatar 0.4%					7,026,753
State of Qatar (A)	4.000	03-14-29		3,245,000	3,615,255
State of Qatar (A)	4.817	03-14-49		2,760,000	3,411,498
Singapore 1.2%					21,574,915
Republic of Singapore	3.250	09-01-20	SGD	25,095,000	18,575,242
Republic of Singapore	3.375	09-01-33	SGD	3,470,000	2,999,673
Sweden 0.4%					6,413,715
Kingdom of Sweden (A)	0.125	04-24-23	EUR	5,710,000	6,413,715
United Kingdom 0.2%					3,241,668
Government of United Kingdom	3.750	09-07-20	GBP	2,450,000	3,241,668

Corporate bonds 48.7%					$855,374,760
(Cost $838,452,171)
Communication services 5.3%					93,496,246
Diversified telecommunication services 1.3%
GCI LLC (A)	6.625	06-15-24		630,000	681,975
GCI LLC	6.875	04-15-25		4,390,000	4,582,063
Verizon Communications, Inc.	3.376	02-15-25		2,650,000	2,799,272
Verizon Communications, Inc.	4.016	12-03-29		5,355,000	5,971,455
Verizon Communications, Inc.	4.329	09-21-28		7,548,000	8,560,727
Media 3.7%
Altice Luxembourg SA (A)	7.625	02-15-25		4,910,000	5,112,538
Cablevision Systems Corp.	5.875	09-15-22		1,300,000	1,400,750
CCO Holdings LLC (A)	5.000	02-01-28		5,940,000	6,251,850
CCO Holdings LLC (A)	5.125	05-01-27		6,035,000	6,397,100
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	11

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Media (continued)
Charter Communications Operating LLC	5.125	07-01-49		7,895,000	$8,544,247
Charter Communications Operating LLC	6.484	10-23-45		3,655,000	4,530,900
Comcast Corp.	4.150	10-15-28		2,805,000	3,162,215
CSC Holdings LLC (A)	5.375	02-01-28		4,217,000	4,459,478
CSC Holdings LLC (A)	5.500	04-15-27		3,850,000	4,095,438
CSC Holdings LLC (A)	5.750	01-15-30		5,260,000	5,542,725
CSC Holdings LLC (A)	7.500	04-01-28		1,930,000	2,173,663
DISH DBS Corp.	5.875	07-15-22		5,975,000	6,243,875
Sirius XM Radio, Inc. (A)	5.000	08-01-27		6,990,000	7,356,975
WMG Acquisition Corp. (A)	5.500	04-15-26		660,000	696,300
Wireless telecommunication services 0.3%
T-Mobile USA, Inc.	6.500	01-15-26		4,610,000	4,932,700
Consumer discretionary 3.1%					55,137,772
Automobiles 0.1%
BMW Finance NV	1.000	11-14-24	EUR	1,495,000	1,707,553
Hotels, restaurants and leisure 1.7%
Connect Finco Sarl (A)	6.750	10-01-26		1,615,000	1,657,394
Hilton Domestic Operating Company, Inc.	5.125	05-01-26		1,790,000	1,883,975
International Game Technology PLC (A)	6.500	02-15-25		6,815,000	7,615,763
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (A)	5.000	06-01-24		4,760,000	4,938,500
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (A)	5.250	06-01-26		2,886,000	3,059,449
New Red Finance, Inc. (A)(B)	3.875	01-15-28		5,230,000	5,262,688
New Red Finance, Inc. (A)	5.000	10-15-25		5,720,000	5,931,812
Internet and direct marketing retail 0.5%
Expedia Group, Inc. (A)	3.250	02-15-30		2,625,000	2,559,013
Expedia Group, Inc.	5.000	02-15-26		5,655,000	6,277,382
Leisure products 0.8%
Diamond Sports Group LLC (A)	5.375	08-15-26		6,310,000	6,404,650
Diamond Sports Group LLC (A)(B)	6.625	08-15-27		8,043,000	7,839,593
Consumer staples 1.7%					28,892,916
Beverages 0.2%
Molson Coors Brewing Company	1.250	07-15-24	EUR	2,975,000	3,359,511
Food and staples retailing 0.2%
Aramark Services, Inc.	5.125	01-15-24		2,600,000	2,674,750
12	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Food products 1.1%
Darling Ingredients, Inc. (A)	5.250	04-15-27	2,934,000	$3,099,038
JBS Investments II GmbH (A)	7.000	01-15-26	1,490,000	1,612,925
Kraft Heinz Foods Company (A)	4.875	02-15-25	2,043,000	2,100,869
Post Holdings, Inc. (A)	5.000	08-15-26	850,000	892,483
Post Holdings, Inc. (A)	5.500	03-01-25	4,260,000	4,467,675
Post Holdings, Inc. (A)	5.625	01-15-28	2,250,000	2,401,875
Post Holdings, Inc. (A)	5.750	03-01-27	4,605,000	4,933,198
Personal products 0.2%
Natura Cosmeticos SA (A)	5.375	02-01-23	1,465,000	1,529,094
Walnut Bidco PLC (A)	9.125	08-01-24	1,760,000	1,821,498
Energy 9.4%				164,861,086
Oil, gas and consumable fuels 9.4%
Aker BP ASA (A)	5.875	03-31-25	7,345,000	7,748,975
Canadian Natural Resources, Ltd. (B)	3.850	06-01-27	7,175,000	7,597,737
Continental Resources, Inc.	4.375	01-15-28	8,290,000	8,565,887
DCP Midstream Operating LP	5.375	07-15-25	4,960,000	5,282,301
Enable Midstream Partners LP	4.150	09-15-29	4,340,000	4,048,679
Enbridge, Inc.	4.250	12-01-26	7,635,000	8,322,550
Energy Transfer Operating LP	5.500	06-01-27	1,590,000	1,757,206
Enterprise Products Operating LLC	3.125	07-31-29	8,695,000	8,850,624
Enterprise Products Operating LLC	4.150	10-16-28	3,220,000	3,520,142
EOG Resources, Inc.	4.150	01-15-26	1,615,000	1,777,012
Kinder Morgan, Inc.	4.300	06-01-25	1,670,000	1,800,323
Marathon Oil Corp.	4.400	07-15-27	8,215,000	8,844,211
Medco Oak Tree Pte, Ltd. (A)	7.375	05-14-26	4,075,000	4,142,492
Murphy Oil Corp.	6.875	08-15-24	2,769,000	2,898,174
Occidental Petroleum Corp.	2.900	08-15-24	5,995,000	6,023,203
Occidental Petroleum Corp.	3.500	08-15-29	5,990,000	6,048,746
Parsley Energy LLC (A)	5.375	01-15-25	675,000	690,174
Parsley Energy LLC (A)	5.625	10-15-27	6,670,000	6,895,113
Pertamina Persero PT (A)	3.650	07-30-29	1,085,000	1,123,319
Pertamina Persero PT (A)	4.300	05-20-23	4,970,000	5,235,581
Petrobras Global Finance BV (A)(B)	5.093	01-15-30	8,558,000	8,960,226
Petrobras Global Finance BV	5.750	02-01-29	1,295,000	1,422,946
Petrobras Global Finance BV	5.999	01-27-28	860,000	957,451
Petrobras Global Finance BV	6.900	03-19-49	2,885,000	3,299,575
Sabine Pass Liquefaction LLC	5.000	03-15-27	1,610,000	1,762,503
Saudi Arabian Oil Company (A)	3.500	04-16-29	8,035,000	8,373,491
Saudi Arabian Oil Company (A)	4.250	04-16-39	5,480,000	5,897,322
Saudi Arabian Oil Company (A)(B)	4.375	04-16-49	4,175,000	4,565,944
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	13

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Targa Resources Partners LP	5.875	04-15-26		3,175,000	$3,340,735
The Williams Companies, Inc.	3.600	03-15-22		4,470,000	4,588,065
The Williams Companies, Inc.	4.300	03-04-24		1,510,000	1,594,934
The Williams Companies, Inc.	4.550	06-24-24		5,742,000	6,146,773
The Williams Companies, Inc.	6.300	04-15-40		4,665,000	5,580,725
TransCanada PipeLines, Ltd.	4.250	05-15-28		1,650,000	1,815,921
Valero Energy Corp.	3.400	09-15-26		1,745,000	1,810,746
WPX Energy, Inc. (B)	5.750	06-01-26		3,480,000	3,571,280
Financials 11.5%					202,457,091
Banks 8.5%
Bank of America Corp. (2.456% to 10-22-24, then 3 month LIBOR + 0.870%)	2.456	10-22-25		3,740,000	3,752,309
Bank of America Corp. (3.194% to 7-23-29, then 3 month LIBOR + 1.180%)	3.194	07-23-30		6,705,000	6,925,104
Bank of America Corp. (3.419% to 12-20-27, then 3 month LIBOR + 1.040%)	3.419	12-20-28		7,559,000	7,925,159
Bank of America Corp. (3.974% to 2-7-29, then 3 month LIBOR + 1.210%)	3.974	02-07-30		4,005,000	4,377,970
Bank of Ireland Group PLC (A)	4.500	11-25-23		3,435,000	3,638,455
BNG Bank NV	0.250	02-22-23	EUR	2,015,000	2,265,109
BNG Bank NV	0.250	06-07-24	EUR	1,950,000	2,204,868
CIT Group, Inc. (5.800% to 6-15-22, then 3 month LIBOR + 3.972%) (B)(C)	5.800	06-15-22		685,000	700,413
European Investment Bank	1.500	05-12-22	NOK	36,770,000	3,969,814
International Bank for Reconstruction & Development	2.800	01-13-21	AUD	8,780,000	6,056,939
International Bank for Reconstruction & Development	3.625	06-22-20	NOK	21,910,000	2,399,342
International Bank for Reconstruction & Development	4.625	10-06-21	NZD	2,650,000	1,801,070
International Bank for Reconstruction & Development	7.400	08-20-21	IDR	21,280,000,000	1,535,911
International Finance Corp.	3.625	05-20-20	NZD	6,195,000	4,018,801
JPMorgan Chase & Co.	2.750	08-24-22	EUR	2,195,000	2,598,181
JPMorgan Chase & Co.	3.625	12-01-27		5,025,000	5,305,822
KfW	0.000	09-15-23	EUR	1,675,000	1,873,691
KfW	0.375	03-15-23	EUR	2,415,000	2,731,299
KfW	2.125	08-15-23	EUR	4,370,000	5,269,719
KfW	6.000	08-20-20	AUD	7,710,000	5,401,733
National Bank of Canada (A)	2.150	10-07-22		2,515,000	2,513,344
14	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
Nordea Eiendomskreditt AS (3 month NIBOR + 0.300%) (D)	1.950	06-21-23	NOK	28,000,000	$3,047,120
Nordea Eiendomskreditt AS (3 month NIBOR + 0.340%) (D)	1.960	06-19-24	NOK	24,000,000	2,610,619
Nordic Investment Bank	1.375	07-15-20	NOK	29,090,000	3,148,445
Nordic Investment Bank	1.500	01-24-22	NOK	19,000,000	2,043,211
Nykredit Realkredit A/S	1.000	01-01-24	DKK	60,000,000	9,319,597
Synovus Financial Corp. (5.750% to 12-15-20, then 3 month LIBOR + 4.182%)	5.750	12-15-25		3,500,000	3,602,550
The PNC Financial Services Group, Inc.	3.500	01-23-24		1,865,000	1,963,708
U.S. Bancorp	0.850	06-07-24	EUR	11,620,000	13,192,036
U.S. Bancorp	3.000	07-30-29		2,775,000	2,867,465
U.S. Bancorp	3.150	04-27-27		3,405,000	3,588,237
U.S. Bancorp	3.375	02-05-24		1,895,000	1,991,176
U.S. Bancorp	3.600	09-11-24		1,725,000	1,836,268
U.S. Bank NA	2.650	05-23-22		4,390,000	4,467,519
U.S. Bank NA	2.800	01-27-25		2,172,000	2,244,075
U.S. Bank NA	3.000	02-04-21		3,350,000	3,389,742
Wells Fargo & Company	3.250	04-27-22	AUD	5,040,000	3,550,135
Wells Fargo & Company (3 month BBSW + 1.320%) (D)	2.205	07-27-21	AUD	4,745,000	3,240,375
Westpac Banking Corp.	7.250	02-11-20	AUD	5,000,000	3,420,631
Zions Bancorp NA (5.800% to 6-15-23, then 3 month LIBOR + 3.800%) (C)	5.800	06-15-23		3,375,000	3,459,375
Capital markets 0.2%
The Goldman Sachs Group, Inc.	1.375	05-15-24	EUR	2,552,000	2,913,362
Consumer finance 0.4%
Discover Financial Services	4.100	02-09-27		6,040,000	6,475,523
Diversified financial services 1.4%
Berkshire Hathaway Finance Corp.	2.375	06-19-39	GBP	2,250,000	3,067,696
European Financial Stability Facility	0.125	10-17-23	EUR	4,555,000	5,113,618
European Financial Stability Facility	0.500	01-20-23	EUR	2,740,000	3,103,511
European Financial Stability Facility	1.875	05-23-23	EUR	2,130,000	2,532,329
European Stability Mechanism	0.125	04-22-24	EUR	4,410,000	4,959,373
Swiss Insured Brazil Power Finance Sarl (A)	9.850	07-16-32	BRL	22,650,000	6,205,919
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	15

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Insurance 0.6%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%)	8.175	05-15-68		7,990,000	$10,887,973
Thrifts and mortgage finance 0.4%
MGIC Investment Corp.	5.750	08-15-23		6,290,000	6,950,450
Health care 3.4%					59,392,033
Biotechnology 0.4%
AbbVie, Inc. (A)	2.950	11-21-26		6,595,000	6,656,942
Health care equipment and supplies 0.4%
Becton, Dickinson Euro Finance Sarl	1.208	06-04-26	EUR	2,800,000	3,160,274
Boston Scientific Corp.	0.625	12-01-27	EUR	3,300,000	3,625,985
Health care providers and services 1.2%
CommonSpirit Health	3.347	10-01-29		2,130,000	2,138,601
HCA, Inc.	5.000	03-15-24		5,218,000	5,667,387
HCA, Inc.	5.250	04-15-25		2,695,000	3,000,510
HCA, Inc.	5.375	02-01-25		10,000,000	11,050,000
Life sciences tools and services 0.5%
Thermo Fisher Scientific, Inc.	0.500	03-01-28	EUR	2,130,000	2,317,529
Thermo Fisher Scientific, Inc.	0.750	09-12-24	EUR	1,699,000	1,914,740
Thermo Fisher Scientific, Inc.	1.375	09-12-28	EUR	1,595,000	1,871,954
Thermo Fisher Scientific, Inc.	1.400	01-23-26	EUR	2,566,000	2,986,625
Pharmaceuticals 0.9%
Allergan Funding SCS	1.250	06-01-24	EUR	1,870,000	2,138,651
Allergan Funding SCS	2.625	11-15-28	EUR	1,145,000	1,443,511
Bausch Health Companies, Inc. (A)	5.875	05-15-23		4,882,000	4,943,025
Bausch Health Companies, Inc. (A)	6.125	04-15-25		4,200,000	4,367,874
Bausch Health Companies, Inc. (A)	9.000	12-15-25		1,870,000	2,108,425
Industrials 2.9%					51,200,135
Airlines 0.5%
American Airlines Group, Inc. (A)	5.000	06-01-22		6,440,000	6,728,512
JetBlue 2019-1 Class AA Pass Through Trust	2.750	11-15-33		2,670,000	2,711,217
Building products 0.1%
Owens Corning	3.950	08-15-29		1,980,000	2,044,038
Construction and engineering 0.5%
AECOM	5.125	03-15-27		2,158,000	2,298,270
AECOM	5.875	10-15-24		2,680,000	2,927,900
HC2 Holdings, Inc. (A)	11.500	12-01-21		4,190,000	3,854,800
Professional services 0.7%
IHS Markit, Ltd.	4.250	05-01-29		10,610,000	11,433,548
16	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Road and rail 0.5%
Uber Technologies, Inc. (A)	7.500	09-15-27		2,990,000	$2,963,838
Uber Technologies, Inc. (A)	8.000	11-01-26		4,952,000	5,026,280
Trading companies and distributors 0.4%
United Rentals North America, Inc.	4.875	01-15-28		5,640,000	5,884,663
United Rentals North America, Inc.	5.500	05-15-27		1,525,000	1,627,938
Transportation infrastructure 0.2%
Adani Ports & Special Economic Zone, Ltd. (A)(B)	4.000	07-30-27		3,645,000	3,699,131
Information technology 4.7%					82,100,582
IT services 1.2%
Fidelity National Information Services, Inc.	1.500	05-21-27	EUR	2,980,000	3,457,967
Fidelity National Information Services, Inc.	3.750	05-21-29		4,815,000	5,240,497
Fiserv, Inc.	1.125	07-01-27	EUR	1,100,000	1,243,602
Fiserv, Inc.	3.200	07-01-26		3,615,000	3,744,423
Fiserv, Inc.	3.500	07-01-29		6,600,000	6,933,357
Semiconductors and semiconductor equipment 0.7%
Broadcom, Inc. (A)	4.750	04-15-29		2,813,000	3,008,017
KLA Corp.	4.100	03-15-29		3,776,000	4,140,893
NXP BV (A)	3.875	06-18-26		4,695,000	4,927,488
Software 0.6%
SS&C Technologies, Inc. (A)	5.500	09-30-27		5,860,000	6,269,907
VMware, Inc.	2.950	08-21-22		4,595,000	4,676,045
Technology hardware, storage and peripherals 2.2%
Apple, Inc.	0.875	05-24-25	EUR	2,340,000	2,697,254
Apple, Inc.	2.050	09-11-26		11,945,000	11,809,053
Dell International LLC (A)	5.300	10-01-29		5,200,000	5,755,911
Dell International LLC (A)	8.100	07-15-36		4,657,000	6,021,273
Dell International LLC (A)	8.350	07-15-46		9,074,000	12,174,895
Materials 2.9%					50,312,932
Chemicals 0.2%
Braskem Netherlands Finance BV (A)	4.500	01-10-28		1,320,000	1,294,461
Ecolab, Inc.	1.000	01-15-24	EUR	2,135,000	2,434,891
Construction materials 0.1%
St. Mary's Cement, Inc. (A)(B)	5.750	01-28-27		1,655,000	1,849,463
Containers and packaging 2.4%
Ardagh Packaging Finance PLC (A)	5.250	08-15-27		5,975,000	6,146,781
Ardagh Packaging Finance PLC (A)	6.000	02-15-25		380,000	399,000
Avery Dennison Corp.	1.250	03-03-25	EUR	2,100,000	2,385,531
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	17

	Rate (%)	Maturity date		Par value^	Value
Materials (continued)
Containers and packaging (continued)
Ball Corp.	4.000	11-15-23		6,220,000	$6,499,900
Ball Corp.	4.875	03-15-26		4,595,000	5,025,873
Ball Corp.	5.000	03-15-22		2,070,000	2,178,675
Ball Corp.	5.250	07-01-25		5,320,000	5,944,515
Berry Global, Inc. (A)(B)	5.625	07-15-27		2,475,000	2,635,875
Crown Americas LLC	4.500	01-15-23		3,570,000	3,732,435
Crown Cork & Seal Company, Inc.	7.375	12-15-26		3,638,000	4,320,125
Trivium Packaging Finance BV (A)	5.500	08-15-26		2,440,000	2,562,037
Paper and forest products 0.2%
Fibria Overseas Finance, Ltd.	5.500	01-17-27		1,275,000	1,388,220
Suzano Austria GmbH (A)	5.750	07-14-26		1,365,000	1,515,150
Real estate 2.0%					35,349,756
Equity real estate investment trusts 2.0%
American Tower Corp.	1.950	05-22-26	EUR	1,450,000	1,726,657
American Tower Corp.	2.250	01-15-22		2,800,000	2,805,105
American Tower Corp.	3.500	01-31-23		5,016,000	5,197,785
Crown Castle International Corp.	3.800	02-15-28		4,150,000	4,427,001
CyrusOne LP (E)	3.450	11-15-29		5,520,000	5,530,709
Outfront Media Capital LLC (A)	5.000	08-15-27		2,300,000	2,400,625
SBA Communications Corp.	4.875	09-01-24		370,000	383,601
SBA Tower Trust (A)	3.168	04-09-47		3,935,000	3,979,089
SBA Tower Trust (A)	3.448	03-15-48		7,251,000	7,460,730
VICI Properties LP (A)	4.625	12-01-29		1,395,000	1,438,454
Utilities 1.8%					32,174,211
Electric utilities 1.1%
Israel Electric Corp., Ltd. (A)	5.000	11-12-24		2,180,000	2,397,128
Israel Electric Corp., Ltd. (A)	6.875	06-21-23		1,415,000	1,606,482
Perusahaan Listrik Negara PT (A)	5.450	05-21-28		2,840,000	3,258,900
Vistra Operations Company LLC (A)	3.550	07-15-24		4,905,000	4,949,120
Vistra Operations Company LLC (A)	5.000	07-31-27		5,035,000	5,230,106
Vistra Operations Company LLC (A)	5.500	09-01-26		1,800,000	1,894,500
Independent power and renewable electricity producers 0.7%
Adani Green Energy UP, Ltd. (A)	6.250	12-10-24		1,715,000	1,823,693
Greenko Dutch BV (A)	5.250	07-24-24		4,285,000	4,336,849
Greenko Solar Mauritius, Ltd. (A)	5.550	01-29-25		1,660,000	1,670,308

The AES Corp.	4.500	03-15-23		4,885,000	5,007,125
18	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

Convertible bonds 0.9%				$15,438,983
(Cost $13,280,042)
Communication services 0.1%				2,603,025
Media 0.1%
DISH Network Corp.	3.375	08-15-26	2,760,000	2,603,025
Health care 0.2%				3,561,876
Health care providers and services 0.2%
Anthem, Inc.	2.750	10-15-42	889,000	3,561,876
Information technology 0.3%				4,626,940
Software 0.3%
IAC Financeco 2, Inc. (A)	0.875	06-15-26	4,410,000	4,626,940
Utilities 0.3%				4,647,142
Independent power and renewable electricity producers 0.3%

NRG Energy, Inc.	2.750	06-01-48	4,125,000	4,647,142
Capital preferred securities 1.3%				$23,133,995
(Cost $22,059,132)
Financials 1.3%				23,133,995
Banks 1.3%
USB Capital IX (Greater of 3 month LIBOR + 1.020% or 3.500%) (C)(D)	3.500	12-30-19	11,288,000	9,919,894

Wachovia Capital Trust III (Greater of 3 month LIBOR + 0.930% or 5.570%) (C)(D)	5.570	12-30-19	13,035,000	13,214,101
Collateralized mortgage obligations 7.1%				$125,118,611
(Cost $123,550,623)
Commercial and residential 7.0%				123,800,104
Angel Oak Mortgage Trust I LLC Series 2018-1, Class A1 (A)(F)	3.258	04-27-48	2,358,092	2,365,709
AOA Mortgage Trust Series 2015-1177, Class C (A)(F)	3.110	12-13-29	2,040,000	2,053,879
Arroyo Mortgage Trust
Series 2018-1, Class A1 (A)(F)	3.763	04-25-48	3,376,814	3,432,590
Series 2019-1, Class A1 (A)(F)	3.805	01-25-49	4,023,607	4,105,731
Series 2019-3, Class A1 (A)(F)	2.962	10-25-48	3,220,377	3,233,421
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class F (A)(F)	3.716	04-14-33	2,820,000	2,825,559
Series 2018-DSNY, Class A (1 month LIBOR + 0.850%) (A)(D)	2.771	09-15-34	5,370,000	5,353,213
Series 2019-BPR, Class DNM (A)(F)	3.843	11-05-32	2,190,000	2,188,114
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	19

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
BBCMS Mortgage Trust
Series 2015-STP, Class A (A)	3.323	09-10-28	2,848,089	$2,866,693
Series 2018-TALL, Class C (1 month LIBOR + 1.121%) (A)(D)	3.035	03-15-37	3,850,000	3,831,923
Series 2018-TALL, Class E (1 month LIBOR + 2.437%) (A)(D)	4.351	03-15-37	3,450,000	3,448,897
BX Commercial Mortgage Trust
Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) (A)(D)	3.235	03-15-37	2,625,000	2,626,640
Series 2019-XL, Class A (1 month LIBOR + 0.920%) (A)(D)	2.920	10-15-36	7,875,000	7,882,388
BXP Trust Series 2017-GM, Class A (A)	3.379	06-13-39	4,642,000	4,916,261
Century Plaza Towers Series 2019-CPT, Class A (A)	2.865	11-13-39	5,760,000	5,879,629
COLT Mortgage Loan Trust Series 2018-2, Class A1 (A)(F)	3.470	07-27-48	1,410,148	1,415,112
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class D (1 month LIBOR + 1.600%) (A)(D)	3.514	05-15-36	3,145,000	3,148,938
Series 2019-NQM1, Class A1 (A)	2.656	10-25-59	2,630,000	2,629,975
DBCG Mortgage Trust Series 2017-BBG, Class A (1 month LIBOR + 0.700%) (A)(D)	2.614	06-15-34	3,585,000	3,578,298
GS Mortgage Securities Trust
Series 2017-FARM, Class A (A)(F)	3.659	01-10-43	3,550,000	3,808,463
Series 2018-RIVR, Class D (1 month LIBOR + 1.334%) (A)(D)	3.247	07-15-35	2,860,000	2,846,192
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (A)	0.350	05-19-47	18,700,228	318,216
Series 2007-4, Class ES IO	0.350	07-19-47	18,732,919	273,045
Series 2007-6, Class ES IO (A)	0.343	08-19-37	16,607,685	234,740
Hilton USA Trust
Series 2016-HHV, Class A (A)	3.719	11-05-38	1,450,000	1,554,455
Series 2016-HHV, Class B (A)(F)	4.333	11-05-38	2,185,000	2,376,466
Hudson Yards Mortgage Trust Series 2016-10HY, Class A (A)	2.835	08-10-38	4,290,000	4,382,969
Hudsons Bay Simon JV Trust Series 2015-HB10, Class A10 (A)	4.155	08-05-34	5,500,000	5,741,072
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2015-UES, Class A (A)	2.933	09-05-32	4,100,000	4,109,630
20	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2016-NINE, Class A (A)(F)	2.949	09-06-38	4,655,000	$4,772,684
Series 2018-PHH, Class A (1 month LIBOR + 0.910%) (A)(D)	2.824	06-15-35	1,308,266	1,308,720
JPMorgan Mortgage Trust Series 2007-A1, Class 1A1 (F)	4.517	07-25-35	1,320,391	1,368,252
Merrill Lynch Mortgage Investors Trust Series 2005-A2, Class A2 (F)	4.462	02-25-35	852,194	863,907
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A (A)	2.200	09-13-31	6,860,000	6,850,633
Morgan Stanley Capital I Trust Series 2017-CLS, Class C (1 month LIBOR + 1.000%) (A)(D)	2.914	11-15-34	1,955,000	1,954,997
New Residential Mortgage Loan Trust Series 2017-5A, Class A1 (1 month LIBOR + 1.500%) (A)(D)	3.323	06-25-57	1,327,071	1,340,570
Olympic Tower Mortgage Trust Series 2017-OT, Class A (A)	3.566	05-10-39	1,860,000	1,978,760
One Market Plaza Trust Series 2017-1MKT, Class A (A)	3.614	02-10-32	2,325,000	2,397,324
Starwood Mortgage Residential Trust Series 2018-IMC1, Class A1 (A)(F)	3.793	03-25-48	2,482,301	2,503,157
Wells Fargo Commercial Mortgage Trust Series 2017-SMP, Class A (1 month LIBOR + 0.750%) (A)(D)	2.671	12-15-34	2,505,000	2,498,742
Worldwide Plaza Trust Series 2017-WWP, Class A (A)	3.526	11-10-36	2,375,000	2,534,140
U.S. Government Agency 0.1%				1,318,507
Federal Home Loan Mortgage Corp. Series 2019-DNA1, Class M1 (1 month LIBOR + 0.900%) (A)(D)	2.723	01-25-49	1,317,552	1,318,507

Asset backed securities 3.3%				$57,450,865
(Cost $56,139,085)
Asset backed securities 3.3%				57,450,865
AccessLex Institute Series 2007-A, Class A3 (3 month LIBOR + 0.300%) (D)	2.432	05-25-36	6,290,698	6,162,186
Americredit Automobile Receivables Trust Series 2018-2, Class D	4.010	07-18-24	1,300,000	1,357,452
Coinstar Funding LLC Series 2017-1A, Class A2 (A)	5.216	04-25-47	2,976,675	3,060,977
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	21

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
DB Master Finance LLC
Series 2017-1A, Class A2II (A)	4.030	11-20-47	1,930,600	$1,995,912
Series 2019-1A, Class A2I (A)	3.787	05-20-49	3,358,125	3,443,724
Series 2019-1A, Class A2II (A)	4.021	05-20-49	1,810,900	1,866,114
Domino's Pizza Master Issuer LLC
Series 2015-1A, Class A2II (A)	4.474	10-25-45	3,739,388	3,907,959
Series 2017-1A, Class A2II (A)	3.082	07-25-47	1,839,460	1,840,876
FOCUS Brands Funding LLC Series 2017-1A, Class A2I (A)	3.857	04-30-47	2,676,375	2,685,582
GSAA Home Equity Trust Series 2005-MTR1, Class A4 (1 month LIBOR + 0.370%) (D)	2.078	10-25-35	2,034,214	2,043,972
Home Partners of America Trust Series 2018-1, Class A (1 month LIBOR + 0.900%) (A)(D)	2.789	07-17-37	2,869,350	2,868,448
MVW Owner Trust Series 2018-1A, Class A (A)	3.450	01-21-36	1,933,528	1,988,080
Store Master Funding I-VII Series 2018-1A, Class A1 (A)	3.960	10-20-48	4,008,229	4,184,945
Taco Bell Funding LLC Series 2016-1A, Class A23 (A)	4.970	05-25-46	6,532,500	6,951,625
Towd Point Mortgage Trust
Series 2017-2, Class A1 (A)(F)	2.750	04-25-57	1,924,384	1,940,191
Series 2017-3, Class A1 (A)(F)	2.750	07-25-57	1,992,968	2,002,586
Series 2017-5, Class A1 (1 month LIBOR + 0.600%) (A)(D)	2.423	02-25-57	2,479,548	2,473,747
Series 2018-4, Class A1 (A)(F)	3.000	06-25-58	2,936,189	2,996,924
Westlake Automobile Receivables Trust Series 2019-2A, Class C (A)	3.350	07-15-24	3,650,000	3,679,565

	Shares	Value
Common stocks 0.0%		$0
(Cost $3,539,176)
Communication services 0.0%		0
Media 0.0%

Vertis Holdings, Inc. (G)(H)	300,118	0
Preferred securities 5.1%		$89,524,504
(Cost $87,277,052)
Financials 1.6%		27,123,724
Banks 1.4%
First Horizon Bank (Greater of 3 month LIBOR + 0.850% or 3.750%), 3.750% (A)(D)	6,420	4,622,400
U.S. Bancorp, 5.500%	135,700	3,596,050
U.S. Bancorp (Greater of 3 month LIBOR + 1.020% or 3.500%), 3.500% (D)	8,257	6,971,881
22	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Banks (continued)
Wells Fargo & Company (5.850% to 9-15-23, then 3 month LIBOR + 3.090%) (B)	165,630	$4,473,666
Zions Bancorp NA (6.950% to 9-15-23, then 3 month LIBOR + 3.890%)	145,201	4,157,105
Diversified financial services 0.2%
AMG Capital Trust II, 5.150%	70,045	3,302,622
Health care 0.4%		7,763,822
Health care equipment and supplies 0.4%
Becton, Dickinson and Company, 6.125%	124,700	7,763,822
Industrials 0.7%		11,900,014
Machinery 0.7%
Fortive Corp., 5.000%	8,160	7,637,244
Stanley Black & Decker, Inc., 5.250%	41,000	4,262,770
Information technology 0.2%		4,211,480
Semiconductors and semiconductor equipment 0.2%
Broadcom, Inc., 8.000% (B)	3,640	4,211,480
Real estate 0.2%		4,281,525
Equity real estate investment trusts 0.2%
Crown Castle International Corp., 6.875%	3,545	4,281,525
Utilities 2.0%		34,243,939
Electric utilities 1.1%
American Electric Power Company, Inc., 6.125%	205,000	10,908,050
The Southern Company, 6.750%	149,300	7,865,124
Multi-utilities 0.9%
Dominion Energy, Inc., 7.250%	94,900	10,016,695

DTE Energy Company, 6.250%	109,300	5,454,070
Rights 0.0%		$1,558
(Cost $0)
DISH Network Corp. (Expiration Date: 12-9-19; Strike Price: $33.52) (H)	2,291	1,558

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 4.3%				$76,394,170
(Cost $76,395,770)
U.S. Government Agency 1.1%				19,780,000
Federal Home Loan Bank Discount Note	1.530	12-02-19	15,732,000	15,732,000
Federal Home Loan Mortgage Corp. Discount Note	1.530	12-02-19	4,048,000	4,048,000

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	23

	Yield (%)	Shares	Value
Short-term funds 1.1%			20,176,170
John Hancock Collateral Trust (I)	1.7887(J)	2,016,347	20,176,170

	Par value^	Value
Repurchase agreement 2.1%		36,438,000
Barclays Tri-Party Repurchase Agreement dated 11-29-19 at 1.600% to be repurchased at $35,188,691 on 12-2-19, collateralized by $30,960,100 U.S. Treasury Bonds, 3.000% due 5-15-45 (maturity value of $35,892,473)	35,184,000	35,184,000
Repurchase Agreement with State Street Corp. dated 11-29-19 at 0.550% to be repurchased at $1,254,057 on 12-2-19, collateralized by $1,250,000 U.S. Treasury Notes, 2.875% due 10-15-21 (maturity value of $1,281,963)	1,254,000	1,254,000

Total investments (Cost $1,757,704,803) 100.5%	$1,764,282,402
Other assets and liabilities, net (0.5%)	(9,431,582)
Total net assets 100.0%	$1,754,850,820

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
JPY	Japanese Yen
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
Security Abbreviations and Legend
BBSW	Bank Bill Swap Rate
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $551,789,286 or 31.4% of the fund's net assets as of 11-30-19.
(B)	All or a portion of this security is on loan as of 11-30-19.
24	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Security purchased or sold on a when-issued or delayed delivery basis.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(H)	Non-income producing security.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(J)	The rate shown is the annualized seven-day yield as of 11-30-19.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	25

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	6,815,923	USD	4,619,287	GSI	2/12/2020	—	$(442)
AUD	13,631,845	USD	9,234,962	HUS	2/12/2020	$2,729	—
BRL	2,028,000	USD	484,779	CITI	2/12/2020	—	(7,313)
BRL	42,491,499	USD	10,266,774	SSB	2/12/2020	—	(262,703)
EUR	13,317,807	USD	14,806,448	CITI	2/12/2020	—	(59,113)
EUR	6,409,019	USD	7,123,273	GSI	2/12/2020	—	(26,312)
EUR	11,466,017	USD	12,771,421	JPM	2/12/2020	—	(74,646)
EUR	3,845,412	USD	4,271,471	MSCS	2/12/2020	—	(13,295)
EUR	2,272,604	USD	2,502,568	UBS	2/12/2020	13,976	—
GBP	2,461,439	USD	3,108,109	SSB	2/12/2020	83,399	—
MXN	197,743,986	USD	10,029,907	CITI	2/12/2020	—	(25,332)
MXN	65,503,558	USD	3,370,097	GSI	2/12/2020	—	(56,038)
MXN	65,979,590	USD	3,380,933	MSCS	2/12/2020	—	(42,790)
MXN	270,833,820	USD	13,614,602	SSB	2/12/2020	87,848	—
NZD	6,109,455	AUD	5,709,184	ANZ	2/12/2020	57,712	—
NZD	6,721,622	AUD	6,282,595	RBC	2/12/2020	62,580	—
NZD	10,406,338	USD	6,576,722	SSB	2/12/2020	111,472	—
USD	32,067,594	AUD	46,654,329	ANZ	2/12/2020	452,048	—
USD	4,758,722	AUD	6,975,656	HUS	2/12/2020	31,634	—
USD	2,791,367	BRL	11,471,122	CITI	2/12/2020	90,640	—
USD	8,048,605	BRL	33,048,377	SSB	2/12/2020	267,794	—
USD	3,543,537	CAD	4,623,642	CIBC	2/12/2020	61,060	—
USD	13,131,659	CAD	17,476,782	HUS	2/12/2020	—	(31,662)
USD	69,182,049	CAD	90,950,485	RBC	2/12/2020	679,136	—
USD	9,488,530	DKK	63,350,000	UBS	2/12/2020	94,206	—
USD	5,666,039	EUR	5,055,984	CITI	2/12/2020	67,348	—
USD	5,650,451	EUR	5,055,984	GSI	2/12/2020	51,760	—
USD	2,336,125	EUR	2,112,877	HUS	2/12/2020	—	(3,548)
USD	128,364,119	EUR	114,845,947	MSCS	2/12/2020	1,190,654	—
USD	7,590,375	EUR	6,845,564	UBS	2/12/2020	10,011	—
USD	3,777,944	GBP	3,039,975	HUS	2/12/2020	—	(163,694)
USD	13,575,033	MXN	267,539,517	CITI	2/12/2020	39,254	—
USD	6,379,595	MXN	125,697,603	GSI	2/12/2020	20,104	—
USD	3,380,933	MXN	65,581,654	MSCS	2/12/2020	62,923	—
USD	16,853,604	MXN	334,186,307	SSB	2/12/2020	—	(54,075)
USD	25,935,391	NOK	231,361,844	SSB	2/12/2020	830,649	—
USD	1,557,267	NOK	14,345,000	UBS	2/12/2020	713	—
USD	18,773,521	NZD	29,164,149	ANZ	2/12/2020	29,608	—
USD	8,285,347	NZD	12,831,077	NAB	2/12/2020	38,764	—
USD	33,267,590	SGD	45,832,240	ANZ	2/12/2020	—	(269,036)
USD	26,834,125	SGD	36,809,134	MSCS	2/12/2020	—	(100,063)
26	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	3,977,845	SGD	5,485,074	UBS	2/12/2020	—	$(35,725)
						$4,438,022	$(1,225,787)

Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar
USD	U.S. Dollar

Derivatives Abbreviations
ANZ	Australia and New Zealand Banking Group Limited
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
NAB	National Australia Bank Ltd.
OTC	Over-the-counter
RBC	Royal Bank of Canada
SSB	State Street Bank and Trust Company
UBS	UBS AG
At 11-30-19, the aggregate cost of investments for federal income tax purposes was $1,754,346,115. Net unrealized appreciation aggregated to $13,148,522, of which $68,076,111 related to gross unrealized appreciation and $54,927,589 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	27

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 11-30-19 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,737,526,192) including $19,754,298 of securities loaned	$1,744,106,232
Affiliated investments, at value (Cost $20,178,611)	20,176,170
Total investments, at value (Cost $1,757,704,803)	1,764,282,402
Unrealized appreciation on forward foreign currency contracts	4,438,022
Cash	803
Foreign currency, at value (Cost $1,677,638)	1,684,850
Collateral segregated at custodian for OTC derivative contracts	280,000
Dividends and interest receivable	16,278,613
Receivable for fund shares sold	2,256,033
Receivable for investments sold	2,556,446
Receivable for securities lending income	7,718
Other assets	176,360
Total assets	1,791,961,247
Liabilities
Unrealized depreciation on forward foreign currency contracts	1,225,787
Distributions payable	277,674
Payable for investments purchased	7,258,357
Payable for delayed delivery securities purchased	5,503,937
Payable for fund shares repurchased	1,952,039
Payable upon return of securities loaned	20,179,263
Payable to affiliates
Accounting and legal services fees	215,579
Transfer agent fees	130,076
Distribution and service fees	6,600
Trustees' fees	3,768
Other liabilities and accrued expenses	357,347
Total liabilities	37,110,427
Net assets	$1,754,850,820
Net assets consist of
Paid-in capital	$1,897,807,297
Total distributable earnings (loss)	(142,956,477)
Net assets	$1,754,850,820

28	JOHN HANCOCK Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($559,653,629 ÷ 86,463,693 shares)[1]	$6.47
Class B ($12,363,358 ÷ 1,910,011 shares)[1]	$6.47
Class C ($118,098,046 ÷ 18,245,591 shares)[1]	$6.47
Class I ($561,038,437 ÷ 86,845,052 shares)	$6.46
Class R1 ($6,853,205 ÷ 1,055,366 shares)	$6.49
Class R2 ($6,380,034 ÷ 986,924 shares)	$6.46
Class R3 ($4,465,973 ÷ 690,342 shares)	$6.47
Class R4 ($2,791,395 ÷ 431,222 shares)	$6.47
Class R5 ($7,719,085 ÷ 1,194,544 shares)	$6.46
Class R6 ($475,487,658 ÷ 73,524,806 shares)	$6.47
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$6.74

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Income Fund	29

STATEMENT OF OPERATIONS For the six months ended  11-30-19 (unaudited)

Investment income
Interest	$30,121,310
Dividends	2,215,880
Securities lending	44,361
Less foreign taxes withheld	(320,351)
Total investment income	32,061,200
Expenses
Investment management fees	3,072,164
Distribution and service fees	1,646,232
Accounting and legal services fees	188,354
Transfer agent fees	799,378
Trustees' fees	18,042
Custodian fees	172,143
State registration fees	102,247
Printing and postage	161,923
Professional fees	67,161
Other	59,794
Total expenses	6,287,438
Less expense reductions	(66,935)
Net expenses	6,220,503
Net investment income	25,840,697
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	10,891,375
Affiliated investments	54
Futures contracts	651,098
Forward foreign currency contracts	16,679,750
28,222,277
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	34,494,063
Affiliated investments	(2,299)
Futures contracts	71,818
Forward foreign currency contracts	(9,876,268)
24,687,314
Net realized and unrealized gain	52,909,591
Increase in net assets from operations	$78,750,288
30	JOHN HANCOCK Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 11-30-19 (unaudited)	Year ended 5-31-19
Increase (decrease) in net assets
From operations
Net investment income	$25,840,697	$89,311,430
Net realized gain (loss)	28,222,277	(127,813,804)
Change in net unrealized appreciation (depreciation)	24,687,314	110,507,439
Increase in net assets resulting from operations	78,750,288	72,005,065
Distributions to shareholders
From earnings
Class A	(7,459,568)	(17,713,935)
Class B	(158,334)	(747,987)
Class C	(1,348,836)	(4,398,102)
Class I	(8,475,739)	(25,290,072)
Class R1	(82,702)	(226,654)
Class R2	(84,523)	(229,275)
Class R3	(56,201)	(129,459)
Class R4	(44,071)	(2,728,837)
Class R5	(113,682)	(439,781)
Class R6	(7,258,434)	(37,794,702)
Total distributions	(25,082,090)	(89,698,804)
From fund share transactions	(89,245,085)	(1,600,301,476)
Total decrease	(35,576,887)	(1,617,995,215)
Net assets
Beginning of period	1,790,427,707	3,408,422,922
End of period	$1,754,850,820	$1,790,427,707
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Income Fund	31

Financial highlights
CLASS A SHARES Period ended	11-30-19 [1]	5-31-19	5-31-18	5-31-17	5-31-16	5-31-15
Per share operating performance
Net asset value, beginning of period	$6.28	$6.25	$6.47	$6.47	$6.56	$6.71
Net investment income[2]	0.09	0.20	0.20	0.17	0.17	0.24
Net realized and unrealized gain (loss) on investments	0.19	0.03	(0.22)	0.02	(0.05)	(0.15)
Total from investment operations	0.28	0.23	(0.02)	0.19	0.12	0.09
Less distributions
From net investment income	(0.09)	(0.20)	(0.20)	(0.19)	(0.19)	(0.24)
From net realized gain	—	—	—	—	(0.02)	—
Total distributions	(0.09)	(0.20)	(0.20)	(0.19)	(0.21)	(0.24)
Net asset value, end of period	$6.47	$6.28	$6.25	$6.47	$6.47	$6.56
Total return (%)[3,4]	4.42 [5]	3.72	(0.43)	2.95	1.82	1.30
Ratios and supplemental data
Net assets, end of period (in millions)	$560	$541	$607	$672	$913	$1,007
Ratios (as a percentage of average net assets):
Expenses before reductions	0.86 [6]	0.82	0.80	0.81	0.82	0.82
Expenses including reductions	0.85 [6]	0.81	0.79	0.81	0.81	0.81
Net investment income	2.83 [6]	3.17	3.03	2.69	2.67	3.67
Portfolio turnover (%)	35	58	48	41	37	51

[1]	Six months ended 11-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
32	JOHN HANCOCK Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS B SHARES Period ended	11-30-19 [1]	5-31-19	5-31-18	5-31-17	5-31-16	5-31-15
Per share operating performance
Net asset value, beginning of period	$6.28	$6.25	$6.47	$6.47	$6.56	$6.71
Net investment income[2]	0.07	0.15	0.15	0.13	0.13	0.20
Net realized and unrealized gain (loss) on investments	0.18	0.03	(0.22)	0.01	(0.06)	(0.16)
Total from investment operations	0.25	0.18	(0.07)	0.14	0.07	0.04
Less distributions
From net investment income	(0.06)	(0.15)	(0.15)	(0.14)	(0.14)	(0.19)
From net realized gain	—	—	—	—	(0.02)	—
Total distributions	(0.06)	(0.15)	(0.15)	(0.14)	(0.16)	(0.19)
Net asset value, end of period	$6.47	$6.28	$6.25	$6.47	$6.47	$6.56
Total return (%)[3,4]	4.05 [5]	2.99	(1.12)	2.24	1.12	0.59
Ratios and supplemental data
Net assets, end of period (in millions)	$12	$20	$42	$71	$98	$120
Ratios (as a percentage of average net assets):
Expenses before reductions	1.56 [6]	1.52	1.50	1.51	1.52	1.52
Expenses including reductions	1.55 [6]	1.51	1.49	1.51	1.51	1.51
Net investment income	2.08 [6]	2.48	2.32	1.99	1.98	2.98
Portfolio turnover (%)	35	58	48	41	37	51

[1]	Six months ended 11-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Income Fund	33

CLASS C SHARES Period ended	11-30-19 [1]	5-31-19	5-31-18	5-31-17	5-31-16	5-31-15
Per share operating performance
Net asset value, beginning of period	$6.28	$6.25	$6.47	$6.47	$6.56	$6.71
Net investment income[2]	0.07	0.15	0.15	0.13	0.13	0.20
Net realized and unrealized gain (loss) on investments	0.18	0.03	(0.22)	0.01	(0.06)	(0.16)
Total from investment operations	0.25	0.18	(0.07)	0.14	0.07	0.04
Less distributions
From net investment income	(0.06)	(0.15)	(0.15)	(0.14)	(0.14)	(0.19)
From net realized gain	—	—	—	—	(0.02)	—
Total distributions	(0.06)	(0.15)	(0.15)	(0.14)	(0.16)	(0.19)
Net asset value, end of period	$6.47	$6.28	$6.25	$6.47	$6.47	$6.56
Total return (%)[3,4]	4.06 [5]	2.99	(1.12)	2.24	1.12	0.59
Ratios and supplemental data
Net assets, end of period (in millions)	$118	$146	$211	$320	$413	$479
Ratios (as a percentage of average net assets):
Expenses before reductions	1.56 [6]	1.52	1.50	1.51	1.52	1.52
Expenses including reductions	1.55 [6]	1.51	1.49	1.51	1.51	1.51
Net investment income	2.12 [6]	2.48	2.32	2.00	1.98	2.97
Portfolio turnover (%)	35	58	48	41	37	51

[1]	Six months ended 11-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
34	JOHN HANCOCK Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	11-30-19 [1]	5-31-19	5-31-18	5-31-17	5-31-16	5-31-15
Per share operating performance
Net asset value, beginning of period	$6.27	$6.23	$6.46	$6.46	$6.55	$6.69
Net investment income[2]	0.10	0.21	0.21	0.19	0.19	0.26
Net realized and unrealized gain (loss) on investments	0.19	0.04	(0.23)	0.02	(0.06)	(0.14)
Total from investment operations	0.29	0.25	(0.02)	0.21	0.13	0.12
Less distributions
From net investment income	(0.10)	(0.21)	(0.21)	(0.21)	(0.20)	(0.26)
From net realized gain	—	—	—	—	(0.02)	—
Total distributions	(0.10)	(0.21)	(0.21)	(0.21)	(0.22)	(0.26)
Net asset value, end of period	$6.46	$6.27	$6.23	$6.46	$6.46	$6.55
Total return (%)[3]	4.58 [4]	4.18	(0.29)	3.27	2.14	1.76
Ratios and supplemental data
Net assets, end of period (in millions)	$561	$595	$837	$3,080	$3,175	$1,357
Ratios (as a percentage of average net assets):
Expenses before reductions	0.56 [5]	0.54	0.50	0.50	0.50	0.50
Expenses including reductions	0.55 [5]	0.53	0.49	0.49	0.50	0.50
Net investment income	3.11 [5]	3.47	3.31	3.02	2.96	3.97
Portfolio turnover (%)	35	58	48	41	37	51

[1]	Six months ended 11-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Income Fund	35

CLASS R1 SHARES Period ended	11-30-19 [1]	5-31-19	5-31-18	5-31-17	5-31-16	5-31-15
Per share operating performance
Net asset value, beginning of period	$6.30	$6.27	$6.49	$6.49	$6.59	$6.73
Net investment income[2]	0.08	0.18	0.17	0.15	0.15	0.22
Net realized and unrealized gain (loss) on investments	0.19	0.03	(0.22)	0.02	(0.07)	(0.15)
Total from investment operations	0.27	0.21	(0.05)	0.17	0.08	0.07
Less distributions
From net investment income	(0.08)	(0.18)	(0.17)	(0.17)	(0.16)	(0.21)
From net realized gain	—	—	—	—	(0.02)	—
Total distributions	(0.08)	(0.18)	(0.17)	(0.17)	(0.18)	(0.21)
Net asset value, end of period	$6.49	$6.30	$6.27	$6.49	$6.49	$6.59
Total return (%)[3]	4.23 [4]	3.35	(0.77)	2.60	1.33	1.11
Ratios and supplemental data
Net assets, end of period (in millions)	$7	$7	$10	$13	$15	$15
Ratios (as a percentage of average net assets):
Expenses before reductions	1.19 [5]	1.17	1.15	1.16	1.16	1.16
Expenses including reductions	1.18 [5]	1.17	1.14	1.15	1.15	1.15
Net investment income	2.48 [5]	2.82	2.67	2.36	2.33	3.32
Portfolio turnover (%)	35	58	48	41	37	51

[1]	Six months ended 11-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
36	JOHN HANCOCK Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	11-30-19 [1]	5-31-19	5-31-18	5-31-17	5-31-16	5-31-15
Per share operating performance
Net asset value, beginning of period	$6.27	$6.24	$6.46	$6.46	$6.55	$6.70
Net investment income[2]	0.09	0.19	0.19	0.17	0.17	0.23
Net realized and unrealized gain (loss) on investments	0.18	0.03	(0.22)	0.01	(0.06)	(0.15)
Total from investment operations	0.27	0.22	(0.03)	0.18	0.11	0.08
Less distributions
From net investment income	(0.08)	(0.19)	(0.19)	(0.18)	(0.18)	(0.23)
From net realized gain	—	—	—	—	(0.02)	—
Total distributions	(0.08)	(0.19)	(0.19)	(0.18)	(0.20)	(0.23)
Net asset value, end of period	$6.46	$6.27	$6.24	$6.46	$6.46	$6.55
Total return (%)[3]	4.38 [4]	3.61	(0.54)	2.86	1.58	1.35
Ratios and supplemental data
Net assets, end of period (in millions)	$6	$6	$9	$14	$11	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	0.95 [5]	0.92	0.90	0.91	0.90	0.91
Expenses including reductions	0.94 [5]	0.91	0.89	0.90	0.90	0.90
Net investment income	2.73 [5]	3.07	2.92	2.62	2.59	3.52
Portfolio turnover (%)	35	58	48	41	37	51

[1]	Six months ended 11-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Income Fund	37

CLASS R3 SHARES Period ended	11-30-19 [1]	5-31-19	5-31-18	5-31-17	5-31-16	5-31-15
Per share operating performance
Net asset value, beginning of period	$6.28	$6.25	$6.47	$6.47	$6.56	$6.70
Net investment income[2]	0.08	0.18	0.18	0.16	0.16	0.23
Net realized and unrealized gain (loss) on investments	0.19	0.03	(0.22)	0.01	(0.06)	(0.15)
Total from investment operations	0.27	0.21	(0.04)	0.17	0.10	0.08
Less distributions
From net investment income	(0.08)	(0.18)	(0.18)	(0.17)	(0.17)	(0.22)
From net realized gain	—	—	—	—	(0.02)	—
Total distributions	(0.08)	(0.18)	(0.18)	(0.17)	(0.19)	(0.22)
Net asset value, end of period	$6.47	$6.28	$6.25	$6.47	$6.47	$6.56
Total return (%)[3]	4.30 [4]	3.46	(0.68)	2.71	1.60	1.20
Ratios and supplemental data
Net assets, end of period (in millions)	$4	$4	$8	$7	$3	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	1.09 [5]	1.07	1.05	1.06	1.04	1.06
Expenses including reductions	1.08 [5]	1.06	1.04	1.05	1.03	1.05
Net investment income	2.60 [5]	2.86	2.79	2.50	2.44	3.48
Portfolio turnover (%)	35	58	48	41	37	51

[1]	Six months ended 11-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
38	JOHN HANCOCK Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	11-30-19 [1]	5-31-19	5-31-18	5-31-17	5-31-16	5-31-15
Per share operating performance
Net asset value, beginning of period	$6.28	$6.25	$6.47	$6.47	$6.57	$6.71
Net investment income[2]	0.02	0.20	0.20	0.19	0.18	0.25
Net realized and unrealized gain (loss) on investments	0.26	0.04	(0.22)	0.01	(0.06)	(0.14)
Total from investment operations	0.28	0.24	(0.02)	0.20	0.12	0.11
Less distributions
From net investment income	(0.09)	(0.21)	(0.20)	(0.20)	(0.20)	(0.25)
From net realized gain	—	—	—	—	(0.02)	—
Total distributions	(0.09)	(0.21)	(0.20)	(0.20)	(0.22)	(0.25)
Net asset value, end of period	$6.47	$6.28	$6.25	$6.47	$6.47	$6.57
Total return (%)[3]	4.51 [4]	3.87	(0.28)	3.11	1.83	1.62
Ratios and supplemental data
Net assets, end of period (in millions)	$3	$3	$143	$145	$139	$45
Ratios (as a percentage of average net assets):
Expenses before reductions	0.78 [5]	0.77	0.75	0.76	0.76	0.76
Expenses including reductions	0.67 [5]	0.67	0.64	0.65	0.65	0.65
Net investment income	0.62 [5]	3.30	3.18	2.86	2.82	3.74
Portfolio turnover (%)	35	58	48	41	37	51

[1]	Six months ended 11-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Income Fund	39

CLASS R5 SHARES Period ended	11-30-19 [1]	5-31-19	5-31-18	5-31-17	5-31-16	5-31-15
Per share operating performance
Net asset value, beginning of period	$6.27	$6.24	$6.46	$6.46	$6.55	$6.70
Net investment income[2]	0.10	0.22	0.22	0.20	0.20	0.27
Net realized and unrealized gain (loss) on investments	0.19	0.03	(0.22)	0.01	(0.06)	(0.16)
Total from investment operations	0.29	0.25	—	0.21	0.14	0.11
Less distributions
From net investment income	(0.10)	(0.22)	(0.22)	(0.21)	(0.21)	(0.26)
From net realized gain	—	—	—	—	(0.02)	—
Total distributions	(0.10)	(0.22)	(0.22)	(0.21)	(0.23)	(0.26)
Net asset value, end of period	$6.46	$6.27	$6.24	$6.46	$6.46	$6.55
Total return (%)[3]	4.61 [4]	4.08	(0.09)	3.32	2.19	1.66
Ratios and supplemental data
Net assets, end of period (in millions)	$8	$7	$17	$20	$13	$11
Ratios (as a percentage of average net assets):
Expenses before reductions	0.50 [5]	0.47	0.45	0.46	0.46	0.46
Expenses including reductions	0.49 [5]	0.47	0.44	0.45	0.45	0.45
Net investment income	3.14 [5]	3.54	3.38	3.09	3.03	4.03
Portfolio turnover (%)	35	58	48	41	37	51

[1]	Six months ended 11-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
40	JOHN HANCOCK Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	11-30-19 [1]	5-31-19	5-31-18	5-31-17	5-31-16	5-31-15
Per share operating performance
Net asset value, beginning of period	$6.27	$6.24	$6.46	$6.46	$6.56	$6.70
Net investment income[2]	0.10	0.22	0.22	0.20	0.20	0.26
Net realized and unrealized gain (loss) on investments	0.20	0.03	(0.22)	0.02	(0.07)	(0.14)
Total from investment operations	0.30	0.25	—	0.22	0.13	0.12
Less distributions
From net investment income	(0.10)	(0.22)	(0.22)	(0.22)	(0.21)	(0.26)
From net realized gain	—	—	—	—	(0.02)	—
Total distributions	(0.10)	(0.22)	(0.22)	(0.22)	(0.23)	(0.26)
Net asset value, end of period	$6.47	$6.27	$6.24	$6.46	$6.46	$6.56
Total return (%)[3]	4.80 [4]	4.13	(0.03)	3.39	2.10	1.87
Ratios and supplemental data
Net assets, end of period (in millions)	$475	$461	$1,525	$288	$191	$175
Ratios (as a percentage of average net assets):
Expenses before reductions	0.45 [5]	0.42	0.40	0.41	0.41	0.41
Expenses including reductions	0.44 [5]	0.42	0.39	0.38	0.38	0.39
Net investment income	3.12 [5]	3.58	3.45	3.15	3.10	3.88
Portfolio turnover (%)	35	58	48	41	37	51

[1]	Six months ended 11-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Income Fund	41

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Income Fund (the fund) is a series of John Hancock Strategic Series (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class B shares convert to Class A shares eight years after purchase. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
42	JOHN HANCOCK Income Fund | SEMIANNUAL REPORT

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of November 30, 2019, by major security category or type:
	Total value at 11-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$152,473,984	—	$152,473,984	—
Foreign government obligations	369,370,972	—	369,370,972	—
Corporate bonds	855,374,760	—	855,374,760	—
Convertible bonds	15,438,983	—	15,438,983	—
Capital preferred securities	23,133,995	—	23,133,995	—
Collateralized mortgage obligations	125,118,611	—	125,118,611	—
Asset backed securities	57,450,865	—	57,450,865	—
Preferred securities	89,524,504	$72,983,335	16,541,169	—
Rights	1,558	1,558	—	—
Short-term investments	76,394,170	20,176,170	56,218,000	—
Total investments in securities	$1,764,282,402	$93,161,063	$1,671,121,339	—
Derivatives:
Assets
SEMIANNUAL REPORT | JOHN HANCOCK Income Fund	43

	Total value at 11-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Forward foreign currency contracts	$4,438,022	—	$4,438,022	—
Liabilities
Forward foreign currency contracts	(1,225,787)	—	(1,225,787)	—
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
When-issued/delayed-delivery securities. The fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities purchased or increase in the value of securities sold prior to settlement date.
Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund's income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be
44	JOHN HANCOCK Income Fund | SEMIANNUAL REPORT

extended, reducing the fund's cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and
SEMIANNUAL REPORT | JOHN HANCOCK Income Fund	45

compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of November 30, 2019, the fund loaned securities valued at $19,754,298 and received $20,179,263 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended November 30, 2019, the fund had no borrowings under the line of credit. Commitment fees for the six months ended November 30, 2019 were $2,896.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
46	JOHN HANCOCK Income Fund | SEMIANNUAL REPORT

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Change in accounting principle. Accounting Standards Update (ASU) 2017-08, Premium Amortization on Purchased Callable Debt Securities, shortens the premium amortization period for purchased non contingently callable debt securities and is effective for public companies with fiscal years beginning after December 15, 2018. Adoption of the ASU did not have a material impact to the fund.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of May 31, 2019, the fund has a short-term capital loss carryforward of $105,063,566 and a long-term capital loss carryforward of $78,356,295 available to offset future net realized capital gains. These carryforwards do not expire.
As of May 31, 2019, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, derivative transactions, wash sale loss deferrals, amortization and accretion on debt securities, and contingent payment debt instruments.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced
SEMIANNUAL REPORT | JOHN HANCOCK Income Fund	47

underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund's custodian and is noted in the accompanying Fund's investments, or if cash is posted, on the Statement of assets and liabilities. The fund's risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund's investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
48	JOHN HANCOCK Income Fund | SEMIANNUAL REPORT

During the six months ended November 30, 2019, the fund used futures contracts to manage duration of the fund. The fund held futures contracts with USD notional values ranging up to $73.9 million, as measured at each quarter end. There were no open futures contracts as of November 30, 2019.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the six months ended November 30, 2019, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The fund held forward foreign currency contracts with USD notional values ranging from $0.6 billion to $1.3 billion, as measured at each quarter end.
Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund’s exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.
When the fund purchases an option, the premium paid is included in the Fund's investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the fund realizes a loss equal to the cost of the option. If the fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost.
During the six months ended November 30, 2019, the fund used purchased options contracts to manage against anticipated changes in currency exchange rates. The fund held purchased options contracts with market values ranging up to $64,000, as measured at each quarter end. There were no open purchased options contracts as of November 30, 2019.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at November 30, 2019 by risk category:
SEMIANNUAL REPORT | JOHN HANCOCK Income Fund	49

Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Currency	Unrealized appreciation / depreciation on forward foreign currency contracts	Forward foreign currency contracts	$4,438,022	$(1,225,787)
The tables below reflect the fund's exposure to OTC derivative transactions and exposure to counterparties subject to an ISDA:
OTC Financial Instruments	Asset	Liability
Forward foreign currency contracts	$4,438,022	$(1,225,787)
Totals	$4,438,022	$(1,225,787)
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2019:
	Statement of operations location - Net realized gain (loss) on:
Risk	Unaffiliated investments and foreign currency transactions[1]	Futures contracts	Forward foreign currency contracts	Total
Interest rate	—	$651,098	—	$651,098
Currency	$(797,393)	—	$16,679,750	15,882,357
Total	$(797,393)	$651,098	$16,679,750	$16,533,455

[1]	Realized gain/loss associated with purchased options is included in this caption on the Statement of operations.
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2019:
	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Unaffiliated investments and translation of assets and liabilities in foreign currencies[1]	Futures contracts	Forward foreign currency contracts	Total
Interest rate	—	$71,818	—	$71,818
Currency	$618,084	—	$(9,876,268)	(9,258,184)
Total	$618,084	$71,818	$(9,876,268)	$(9,186,366)

[1]	Change in unrealized appreciation/depreciation associated with purchased options is included in this caption on the Statement of operations.
50	JOHN HANCOCK Income Fund | SEMIANNUAL REPORT

Note 4—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC). Prior to June 28, 2019, the Advisor was known as John Hancock Advisers, LLC and the Distributor was known as John Hancock Funds, LLC.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis to the sum of: (a) 0.60% of the first $100 million of the fund’s average daily net assets; (b) 0.45% of the next $150 million of the fund’s average daily net assets; (c) 0.40% of the next $250 million of the fund’s average daily net assets; (d) 0.35% of the next $150 million of the fund’s average daily net assets; and (e) 0.30% of the fund’s average daily net assets in excess of $650 million. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended November 30, 2019, this waiver amounted to 0.01% of the fund’s average daily net assets on an annualized basis. This arrangement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended November 30, 2019, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$20,492
Class B	586
Class C	4,993
Class I	20,947
Class R1	259
Class R2	240
Class	Expense reduction
Class R3	$169
Class R4	114
Class R5	276
Class R6	17,324
Total	$65,400

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2019, were equivalent to a net annual effective rate rate of 0.34% of the fund's average daily net assets.
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Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended November 30, 2019 amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class B	1.00%	—
Class C	1.00%	—
Class R1	0.50%	0.25%
Class R2	0.25%	0.25%
Class R3	0.50%	0.15%
Class R4	0.25%	0.10%
Class R5	—	0.05%
The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on September 30, 2020, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $1,535 for Class R4 shares for the six months ended November 30, 2019.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $174,272 for the six months ended November 30, 2019. Of this amount, $25,229 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $149,043 was paid as sales commissions to broker-dealers.
Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2019, CDSCs received by the Distributor amounted to $1,798, $27 and $321 for Class A, Class B and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition,
52	JOHN HANCOCK Income Fund | SEMIANNUAL REPORT

Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended November 30, 2019 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$828,918	$334,319
Class B	79,291	9,590
Class C	674,321	81,563
Class I	—	342,156
Class R1	26,102	449
Class R2	16,125	416
Class R3	14,565	291
Class R4	5,123	197
Class R5	1,787	476
Class R6	—	29,921
Total	$1,646,232	$799,378
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$1,134,044	1	1.825%	$57
SEMIANNUAL REPORT | JOHN HANCOCK Income Fund	53

Note 6—Fund share transactions
Transactions in fund shares for the six months ended November 30, 2019 and for the year ended May 31, 2019 were as follows:
	Six Months Ended 11-30-19		Year Ended 5-31-19
	Shares	Amount	Shares	Amount
Class A shares
Sold	7,314,649	$47,080,209	11,855,323	$73,461,070
Distributions reinvested	1,041,542	6,722,876	2,555,960	15,815,724
Repurchased	(8,061,247)	(51,870,656)	(25,363,929)	(156,705,120)
Net increase (decrease)	294,944	$1,932,429	(10,952,646)	$(67,428,326)
Class B shares
Sold	3,482	$22,422	30,529	$189,787
Distributions reinvested	22,497	145,116	110,119	681,051
Repurchased	(1,254,480)	(8,052,458)	(3,760,508)	(23,284,411)
Net decrease	(1,228,501)	$(7,884,920)	(3,619,860)	$(22,413,573)
Class C shares
Sold	328,854	$2,115,776	1,186,551	$7,294,888
Distributions reinvested	184,266	1,188,957	634,924	3,927,371
Repurchased	(5,468,832)	(35,199,866)	(12,342,504)	(76,347,749)
Net decrease	(4,955,712)	$(31,895,133)	(10,521,029)	$(65,125,490)
Class I shares
Sold	9,116,831	$58,597,137	35,791,365	$220,351,855
Distributions reinvested	1,227,972	7,908,718	3,779,968	23,334,735
Repurchased	(18,453,197)	(118,013,586)	(78,938,815)	(485,654,006)
Net decrease	(8,108,394)	$(51,507,731)	(39,367,482)	$(241,967,416)
Class R1 shares
Sold	79,183	$511,686	196,061	$1,218,238
Distributions reinvested	11,552	74,813	31,261	194,019
Repurchased	(139,328)	(901,402)	(661,081)	(4,109,130)
Net decrease	(48,593)	$(314,903)	(433,759)	$(2,696,873)
Class R2 shares
Sold	86,931	$557,605	230,538	$1,427,592
Distributions reinvested	9,468	61,031	28,699	177,380
Repurchased	(109,518)	(704,857)	(640,764)	(3,956,715)
Net decrease	(13,119)	$(86,221)	(381,527)	$(2,351,743)
54	JOHN HANCOCK Income Fund | SEMIANNUAL REPORT

	Six Months Ended 11-30-19		Year Ended 5-31-19
	Shares	Amount	Shares	Amount
Class R3 shares
Sold	90,659	$583,911	114,170	$707,220
Distributions reinvested	8,624	55,621	20,777	128,553
Repurchased	(114,646)	(739,450)	(653,415)	(4,067,825)
Net decrease	(15,363)	$(99,918)	(518,468)	$(3,232,052)
Class R4 shares
Sold	59,648	$383,296	1,877,198	$11,585,437
Distributions reinvested	6,820	44,013	399,222	2,465,771
Repurchased	(131,290)	(847,448)	(24,688,732)	(149,934,837)
Net decrease	(64,822)	$(420,139)	(22,412,312)	$(135,883,629)
Class R5 shares
Sold	175,364	$1,127,085	379,131	$2,342,519
Distributions reinvested	17,486	112,686	69,854	431,244
Repurchased	(180,990)	(1,161,269)	(1,997,426)	(12,343,173)
Net increase (decrease)	11,860	$78,502	(1,548,441)	$(9,569,410)
Class R6 shares
Sold	7,908,010	$50,935,203	23,010,725	$142,333,550
Distributions reinvested	1,081,304	6,972,178	6,020,655	37,143,757
Repurchased	(8,862,518)	(56,954,432)	(200,060,158)	(1,229,110,271)
Net increase (decrease)	126,796	$952,949	(171,028,778)	$(1,049,632,964)
Total net decrease	(14,000,904)	$(89,245,085)	(260,784,302)	$(1,600,301,476)
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $607,131,586 and $651,972,910, respectively, for the six months ended November 30, 2019. Purchases and sales of U.S. Treasury obligations aggregated $5,315,164 and $41,805,032, respectively, for the six months ended November 30, 2019.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	2,016,347	$8,100,599	$132,392,908	$(120,315,092)	$54	$(2,299)	$44,361	—	$20,176,170

SEMIANNUAL REPORT | JOHN HANCOCK Income Fund	55

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
56	JOHN HANCOCK Income Fund | SEMIANNUAL REPORT

CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Strategic Series (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management, LLC (the Advisor, formerly John Hancock Advisers, LLC) and the Subadvisory Agreement (the Subadvisory Agreement) Manulife Investment Management (US) LLC (the Subadvisor, formerly John Hancock Asset Management a division of Manulife Asset Management (US) LLC), for John Hancock Income Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-26, 2019 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 28-30, 2019.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23-26, 2019, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements

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and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;

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(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor's oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the fund; and
(g)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index and its peer group average for the one-, three- and five-year periods ended December 31, 2018 and outperformed its benchmark index and its peer group average for the period since inception ended December 31, 2018. The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the benchmark index and its peer group average for the since inception period, and management's discussion of the reasons for the fund's recent underperformance relative to the peer group and to the benchmark index. The Board concluded that the fund's performance is being monitored and reasonably addressed, where appropriate.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are lower than the peer group median.

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The Board took into account management's discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board also noted that the fund's distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board noted that the fund has a voluntary fee waiver and/or expense reimbursement, which reduces certain expenses of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund's Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       60

(k)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       61

provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board also noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       62

(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

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More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Manulife Investment Management (US) LLC

Christopher M. Chapman, CFA
Thomas C. Goggins
Daniel S. Janis III
Kisoo Park

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       64

John Hancock family of funds

DOMESTIC EQUITY FUNDS

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GLOBAL AND INTERNATIONAL EQUITY FUNDS

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A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

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Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF1028736	91SA 11/19 1/20

John Hancock

Managed Account Shares

Semiannual report 11/30/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

John Hancock
Managed Account Shares

Table of contents

2	Portfolio summary
5	Your expenses
6	Portfolio's investments
17	Financial statements
20	Financial highlights
22	Notes to financial statements
27	Evaluation of advisory and subadvisory agreements by the board of trustees
31	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK MANAGED ACCOUNT SHARES       1

Portfolio summary

John Hancock Managed Account Shares Investment-Grade Corporate Bond Portfolio

SECTOR COMPOSITION AS OF 11/30/19 (%)

QUALITY COMPOSITION AS OF 11/30/19 (%)

COUNTRY COMPOSITION AS OF 11/30/19 (%)

United States	88.4
Canada	5.0
Qatar	2.5
United Kingdom	1.7
Other Countries	2.4
TOTAL	100.0
As a percentage of net assets.

A note about risks

The portfolio is subject to various risks as described in the portfolio's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK MANAGED ACCOUNT SHARES       2

John Hancock Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio

SECTOR COMPOSITION AS OF 11/30/19 (%)

QUALITY COMPOSITION AS OF 11/30/19 (%)

COUNTRY COMPOSITION AS OF 11/30/19 (%)

United States	82.5
United Kingdom	4.2
Switzerland	2.7
Netherlands	2.7
Brazil	1.9
Italy	1.6
Canada	1.3
Luxembourg	1.2
Argentina	1.1
Other Countries	0.8
TOTAL	100.0
As a percentage of net assets.

A note about risks

The portfolio is subject to various risks as described in the portfolio's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK MANAGED ACCOUNT SHARES       3

John Hancock Managed Account Shares Securitized Debt Portfolio

PORTFOLIO COMPOSITION AS OF 11/30/19 (%)

QUALITY COMPOSITION AS OF 11/30/19 (%)

A note about risks

The portfolio is subject to various risks as described in the portfolio's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK MANAGED ACCOUNT SHARES       4

Your expenses
As a shareholder of a John Hancock Managed Account Shares, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, and other portfolio expenses.
These examples are intended to help you understand your ongoing costs (in dollars) of investing in a portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (July 9, 2019 through November 30, 2019).
Actual expenses:
The first line of each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period ended” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes:
The second line of each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
SHAREHOLDER EXPENSE EXAMPLE CHART

	Account value on 6-1-2019	Ending value on 11-30-2019	Expenses paid during period ended 11-30-2019[1]	Annualized expense ratio[2]
Managed Account Shares Investment-Grade Corporate Bond Portfolio
Actual expenses/actual returns[3]	$1,000.00	$1,033.00	$0.00	0.00%
Hypothetical example	1,000.00	1,025.00	0.00	0.00%
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio
Actual expenses/actual returns[3]	$1,000.00	$1,016.20	$0.00	0.00%
Hypothetical example	1,000.00	1,025.00	0.00	0.00%
Managed Account Shares Securitized Debt Portfolio
Actual expenses/actual returns[3]	$1,000.00	$1,014.10	$0.00	0.00%
Hypothetical example	1,000.00	1,025.00	0.00	0.00%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
[2]	The advisor has contractually agreed to waive all of the portfolios' operating expenses.
[3]	The inception date for portfolio is 7-9-19. Actual Expenses are equal to the portfolio's annualized expense ratio, multiplied by the average account value over the period, multiplied by 145/366 (to reflect the period).
5	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT

Portfolios' investments
MANAGED ACCOUNT SHARES INVESTMENT-GRADE CORPORATE BOND PORTFOLIO

As of 11-30-19 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Foreign government obligations 2.5%				$208,900
(Cost $209,200)
Qatar 2.5%				208,900
State of Qatar Bond (A)	3.375	03-14-24	200,000	208,900

Corporate bonds 95.6%				$7,896,006
(Cost $7,746,328)
Communication services 5.8%				477,387
Diversified telecommunication services 1.8%
AT&T, Inc.	3.800	02-15-27	142,000	150,973
Entertainment 0.4%
Activision Blizzard, Inc.	3.400	09-15-26	32,000	33,655
Media 3.1%
CBS Corp.	3.700	08-15-24	38,000	39,895
Charter Communications Operating LLC	4.200	03-15-28	61,000	64,662
Charter Communications Operating LLC	5.750	04-01-48	129,000	149,377
Wireless telecommunication services 0.5%
CC Holdings GS V LLC	3.849	04-15-23	37,000	38,825
Consumer discretionary 6.9%				566,604
Automobiles 2.6%
General Motors Company	4.875	10-02-23	171,000	184,378
Nissan Motor Acceptance Corp. (A)	3.450	03-15-23	27,000	27,744
Hotels, restaurants and leisure 0.6%
Choice Hotels International, Inc.	3.700	12-01-29	50,000	49,773
Internet and direct marketing retail 2.7%
Expedia Group, Inc.	5.000	02-15-26	121,000	134,317
QVC, Inc.	4.375	03-15-23	84,000	86,967
Multiline retail 1.0%
Dollar Tree, Inc.	4.200	05-15-28	78,000	83,425
Consumer staples 0.8%				66,708
Beverages 0.5%
Anheuser-Busch InBev Worldwide, Inc.	4.600	04-15-48	34,000	39,449
Food and staples retailing 0.3%
Alimentation Couche-Tard, Inc. (A)	2.700	07-26-22	27,000	27,259
Energy 12.2%				1,011,965
Oil, gas and consumable fuels 12.2%
Cimarex Energy Company	4.375	06-01-24	25,000	26,202
Colorado Interstate Gas Company LLC (A)	4.150	08-15-26	19,000	19,826
Continental Resources, Inc.	5.000	09-15-22	45,000	45,256
Enable Midstream Partners LP	3.900	05-15-24	37,000	37,289
Enable Midstream Partners LP	4.150	09-15-29	50,000	46,644
Enable Midstream Partners LP	4.950	05-15-28	33,000	32,993
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%)	6.250	03-01-78	34,000	36,465
Energy Transfer Operating LP	4.250	03-15-23	88,000	91,479
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%)	5.250	08-16-77	59,000	59,295
Husky Energy, Inc.	3.950	04-15-22	33,000	34,055
Kinder Morgan Energy Partners LP	7.750	03-15-32	22,000	29,574
MPLX LP	4.000	03-15-28	53,000	54,312
MPLX LP (A)	5.250	01-15-25	38,000	39,894
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	6

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Newfield Exploration Company	5.625	07-01-24	28,000	$30,542
ONEOK Partners LP	4.900	03-15-25	17,000	18,579
Sabine Pass Liquefaction LLC	5.000	03-15-27	75,000	82,104
Schlumberger Holdings Corp. (A)	3.750	05-01-24	74,000	77,922
Sunoco Logistics Partners Operations LP	3.900	07-15-26	58,000	59,534
Sunoco Logistics Partners Operations LP	5.400	10-01-47	60,000	63,181
The Williams Companies, Inc.	3.750	06-15-27	39,000	39,929
The Williams Companies, Inc.	4.550	06-24-24	75,000	80,287
TransCanada PipeLines, Ltd.	4.250	05-15-28	6,000	6,603
Financials 22.8%				1,883,164
Banks 13.2%
Bank of Montreal	3.300	02-05-24	118,000	122,697
Citigroup, Inc.	3.200	10-21-26	58,000	60,184
Citigroup, Inc.	4.600	03-09-26	91,000	100,157
Fifth Third Bancorp	2.375	01-28-25	92,000	92,182
Santander Holdings USA, Inc.	3.400	01-18-23	180,000	184,463
SunTrust Banks, Inc.	4.000	05-01-25	42,000	45,419
The PNC Financial Services Group, Inc.	2.200	11-01-24	60,000	59,845
The PNC Financial Services Group, Inc.	3.500	01-23-24	55,000	57,911
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) (B)	6.750	08-01-21	58,000	61,173
The Toronto-Dominion Bank	2.650	06-12-24	149,000	152,010
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (B)	5.875	06-15-25	136,000	151,067
Capital markets 2.8%
Cantor Fitzgerald LP (A)	4.875	05-01-24	45,000	47,876
Lazard Group LLC	4.375	03-11-29	27,000	29,446
Morgan Stanley	3.875	01-27-26	31,000	33,406
Stifel Financial Corp.	4.250	07-18-24	25,000	26,478
The Goldman Sachs Group, Inc.	3.850	01-26-27	88,000	93,707
Consumer finance 2.6%
Capital One Financial Corp.	3.500	06-15-23	136,000	141,185
Discover Financial Services	3.950	11-06-24	70,000	74,309
Diversified financial services 1.4%
Jefferies Financial Group, Inc.	5.500	10-18-23	33,000	36,015
Jefferies Group LLC	4.850	01-15-27	77,000	83,597
Insurance 2.8%
Brighthouse Financial, Inc.	3.700	06-22-27	63,000	62,249
Lincoln National Corp.	4.000	09-01-23	13,000	13,843
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%)	6.400	12-15-66	27,000	33,070
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%)	5.875	09-15-42	69,000	74,435
Teachers Insurance & Annuity Association of America (A)	4.270	05-15-47	40,000	46,440
Health care 8.4%				694,371
Biotechnology 1.9%
AbbVie, Inc. (A)	3.200	11-21-29	85,000	86,246
AbbVie, Inc. (A)	4.250	11-21-49	23,000	24,170
Shire Acquisitions Investments Ireland DAC	3.200	09-23-26	50,000	51,708
Health care equipment and supplies 0.4%
Boston Scientific Corp.	3.450	03-01-24	29,000	30,348
Health care providers and services 3.4%
AmerisourceBergen Corp.	3.450	12-15-27	53,000	55,541
7	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
CVS Health Corp.	3.000	08-15-26	10,000	$10,233
CVS Health Corp.	4.100	03-25-25	45,000	48,323
CVS Health Corp.	5.050	03-25-48	31,000	36,677
HCA, Inc.	4.125	06-15-29	60,000	63,210
HCA, Inc.	5.250	06-15-26	32,000	35,755
Universal Health Services, Inc. (A)	5.000	06-01-26	29,000	30,595
Pharmaceuticals 2.7%
Bristol-Myers Squibb Company (A)	2.900	07-26-24	77,000	79,411
Bristol-Myers Squibb Company (A)	3.250	02-20-23	29,000	30,035
GlaxoSmithKline Capital PLC	3.000	06-01-24	49,000	50,768
Pfizer, Inc.	2.950	03-15-24	59,000	61,351
Industrials 12.9%				1,065,215
Aerospace and defense 1.8%
Huntington Ingalls Industries, Inc. (A)	5.000	11-15-25	51,000	53,423
The Boeing Company	3.200	03-01-29	90,000	94,600
Air freight and logistics 0.5%
CH Robinson Worldwide, Inc.	4.200	04-15-28	39,000	42,968
Airlines 7.5%
American Airlines 2015-1 Class A Pass Through Trust	3.375	11-01-28	117,404	121,516
American Airlines 2017-1 Class AA Pass Through Trust	3.650	08-15-30	128,809	136,732
American Airlines 2019-1 Class A Pass Through Trust	3.500	08-15-33	21,000	21,465
American Airlines 2019-1 Class AA Pass Through Trust	3.150	08-15-33	32,000	33,590
JetBlue 2019-1 Class AA Pass Through Trust	2.750	11-15-33	28,000	28,432
United Airlines 2014-2 Class A Pass Through Trust	3.750	03-03-28	113,719	119,781
United Airlines 2016-1 Class A Pass Through Trust	3.450	01-07-30	133,276	137,264
US Airways 2010-1 Class A Pass Through Trust	6.250	10-22-24	22,562	24,473
Building products 0.2%
Owens Corning	3.950	08-15-29	18,000	18,582
Industrial conglomerates 1.3%
3M Company	3.250	02-14-24	42,000	44,022
General Electric Company	5.550	01-05-26	52,000	59,275
Professional services 1.1%
IHS Markit, Ltd. (A)	4.000	03-01-26	59,000	62,650
IHS Markit, Ltd.	4.750	08-01-28	23,000	25,596
Trading companies and distributors 0.5%
Air Lease Corp.	3.625	12-01-27	20,000	20,702
Aircastle, Ltd.	4.400	09-25-23	19,000	20,144
Information technology 16.3%				1,346,494
Communications equipment 1.4%
Hewlett Packard Enterprise Company	4.900	10-15-25	45,000	49,898
Motorola Solutions, Inc.	4.600	02-23-28	62,000	66,939
Electronic equipment, instruments and components 0.3%
Tech Data Corp.	3.700	02-15-22	22,000	22,407
IT services 2.4%
Fiserv, Inc.	3.200	07-01-26	87,000	90,115
PayPal Holdings, Inc.	2.400	10-01-24	52,000	52,121
PayPal Holdings, Inc.	2.850	10-01-29	61,000	60,862
Semiconductors and semiconductor equipment 8.1%
Broadcom Corp.	3.875	01-15-27	81,000	82,685
Broadcom, Inc. (A)	4.750	04-15-29	35,000	37,426
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	8

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
KLA Corp.	4.100	03-15-29	31,000	$33,996
Lam Research Corp.	4.000	03-15-29	72,000	79,450
Lam Research Corp.	4.875	03-15-49	31,000	38,567
Marvell Technology Group, Ltd.	4.875	06-22-28	46,000	51,599
Microchip Technology, Inc.	4.333	06-01-23	91,000	95,750
Micron Technology, Inc.	4.185	02-15-27	90,000	94,652
Micron Technology, Inc.	4.975	02-06-26	21,000	23,072
Micron Technology, Inc.	5.327	02-06-29	60,000	67,176
NXP BV (A)	3.875	06-18-26	29,000	30,436
NXP BV (A)	4.875	03-01-24	29,000	31,489
Technology hardware, storage and peripherals 4.1%
Dell International LLC (A)	4.900	10-01-26	130,000	141,374
Dell International LLC (A)	5.300	10-01-29	53,000	58,666
Dell International LLC (A)	8.350	07-15-46	69,000	92,580
Seagate HDD Cayman	4.750	01-01-25	43,000	45,234
Materials 1.1%				91,469
Chemicals 0.9%
Albemarle Wodgina Pty, Ltd. (A)	3.450	11-15-29	34,000	34,106
Methanex Corp.	5.250	12-15-29	36,000	36,580
Metals and mining 0.2%
Newmont Goldcorp Corp.	2.800	10-01-29	21,000	20,783
Real estate 3.9%				319,555
Equity real estate investment trusts 3.9%
American Homes 4 Rent LP	4.250	02-15-28	37,000	39,684
American Tower Corp.	2.950	01-15-25	32,000	32,608
American Tower Corp.	3.550	07-15-27	56,000	58,673
American Tower Corp.	3.800	08-15-29	26,000	27,726
Equinix, Inc.	3.200	11-18-29	53,000	53,128
GLP Capital LP	5.375	04-15-26	30,000	33,058
SBA Tower Trust (A)	2.836	01-15-25	45,000	45,516
Ventas Realty LP	3.500	02-01-25	28,000	29,162
Utilities 4.5%				373,074
Electric utilities 2.3%
Emera US Finance LP	3.550	06-15-26	19,000	19,814
Vistra Operations Company LLC (A)	3.550	07-15-24	68,000	68,612
Vistra Operations Company LLC (A)	3.700	01-30-27	53,000	52,419
Vistra Operations Company LLC (A)	4.300	07-15-29	46,000	47,423
Independent power and renewable electricity producers 1.1%
NextEra Energy Capital Holdings, Inc.	3.550	05-01-27	63,000	67,283
NRG Energy, Inc. (A)	3.750	06-15-24	24,000	24,742
Multi-utilities 1.1%
CenterPoint Energy, Inc.	2.500	09-01-24	21,000	21,002
Oncor Electric Delivery Company LLC	2.750	06-01-24	70,000	71,779

9	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Preferred securities 0.1%		$8,472
(Cost $8,399)
Utilities 0.1%		8,472
Multi-utilities 0.1%
Dominion Energy, Inc., 7.250%	50	5,278
DTE Energy Company, 6.250%	64	3,194

Total investments (Cost $7,963,927) 98.2%	$8,113,378
Other assets and liabilities, net 1.8%	149,416
Total net assets 100.0%	$8,262,794

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,527,180 or 18.5% of the fund's net assets as of 11-30-19.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
MANAGED ACCOUNT SHARES NON-INVESTMENT-GRADE CORPORATE BOND PORTFOLIO

As of 11-30-19 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 95.7%				$7,624,592
(Cost $7,609,906)
Communication services 18.8%				1,496,487
Diversified telecommunication services 6.4%
Cincinnati Bell, Inc. (A)	7.000	07-15-24	113,000	105,796
GCI LLC (A)	6.625	06-15-24	43,000	46,548
GCI LLC	6.875	04-15-25	49,000	51,144
Radiate Holdco LLC (A)	6.625	02-15-25	72,000	72,720
Radiate Holdco LLC (A)	6.875	02-15-23	25,000	25,500
Telecom Argentina SA (A)	6.500	06-15-21	49,000	46,428
Telecom Argentina SA (A)	8.000	07-18-26	40,000	35,000
Telecom Italia Capital SA	7.200	07-18-36	106,000	124,078
Entertainment 3.3%
Lions Gate Capital Holdings LLC (A)	5.875	11-01-24	48,000	46,211
Netflix, Inc.	4.875	04-15-28	76,000	77,845
Netflix, Inc.	5.875	11-15-28	125,000	136,563
Media 6.5%
Cablevision Systems Corp.	5.875	09-15-22	61,000	65,728
MDC Partners, Inc. (A)	6.500	05-01-24	120,000	109,200
National CineMedia LLC (A)	5.875	04-15-28	32,000	33,360
Sirius XM Radio, Inc. (A)	5.000	08-01-27	129,000	135,773
Sirius XM Radio, Inc. (A)	5.375	07-15-26	83,000	87,669
WMG Acquisition Corp. (A)	4.875	11-01-24	35,000	36,138
WMG Acquisition Corp. (A)	5.500	04-15-26	52,000	54,860
Wireless telecommunication services 2.6%
Sprint Corp.	7.875	09-15-23	82,000	90,149
Vodafone Group PLC (7.000% to 1-4-29, then 5 Year U.S. Swap Rate + 4.873%)	7.000	04-04-79	100,000	115,777
Consumer discretionary 7.4%				593,530
Automobiles 0.3%
JB Poindexter & Company, Inc. (A)	7.125	04-15-26	22,000	22,946
Diversified consumer services 1.5%
Laureate Education, Inc. (A)	8.250	05-01-25	46,000	49,680
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	10

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Diversified consumer services (continued)
Sotheby's (A)	7.375	10-15-27	75,000	$73,219
Hotels, restaurants and leisure 5.2%
Connect Finco Sarl (A)	6.750	10-01-26	90,000	92,363
Eldorado Resorts, Inc.	6.000	09-15-26	36,000	39,629
Hilton Domestic Operating Company, Inc.	4.875	01-15-30	24,000	25,500
Hilton Domestic Operating Company, Inc.	5.125	05-01-26	13,000	13,683
International Game Technology PLC (A)	6.500	02-15-25	75,000	83,813
Jacobs Entertainment, Inc. (A)	7.875	02-01-24	64,000	67,840
Twin River Worldwide Holdings, Inc. (A)	6.750	06-01-27	65,000	66,950
Yum! Brands, Inc. (A)	4.750	01-15-30	23,000	23,792
Leisure products 0.4%
Diamond Sports Group LLC (A)	6.625	08-15-27	35,000	34,115
Consumer staples 1.0%				81,735
Food and staples retailing 0.6%
Simmons Foods, Inc. (A)	5.750	11-01-24	52,000	50,310
Food products 0.4%
Post Holdings, Inc. (A)	5.500	12-15-29	30,000	31,425
Energy 19.8%				1,574,698
Energy equipment and services 4.3%
Archrock Partners LP	6.000	10-01-22	85,000	85,213
CSI Compressco LP	7.250	08-15-22	120,000	106,800
CSI Compressco LP (A)	7.500	04-01-25	88,000	83,380
Tervita Corp. (A)	7.625	12-01-21	64,000	63,993
Oil, gas and consumable fuels 15.5%
Cheniere Corpus Christi Holdings LLC	5.125	06-30-27	41,000	45,091
Cheniere Energy Partners LP (A)	4.500	10-01-29	75,000	75,398
DCP Midstream LP (7.375% to 12-15-22, then 3 month LIBOR + 5.148%) (B)	7.375	12-15-22	147,000	140,385
DCP Midstream Operating LP	5.125	05-15-29	32,000	32,480
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (A)	5.850	05-21-43	149,000	137,080
Diamondback Energy, Inc.	4.750	11-01-24	59,000	61,148
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (B)	6.875	02-15-23	239,000	239,598
Murphy Oil Corp.	5.750	08-15-25	52,000	53,234
Parsley Energy LLC (A)	5.625	10-15-27	72,000	74,430
Petrobras Global Finance BV (A)	5.093	01-15-30	84,000	87,948
Petrobras Global Finance BV	6.900	03-19-49	57,000	65,191
Targa Resources Partners LP	5.875	04-15-26	92,000	96,802
Teekay Offshore Partners LP (A)	8.500	07-15-23	72,000	72,000
WPX Energy, Inc.	5.250	09-15-24	27,000	27,593
WPX Energy, Inc.	5.250	10-15-27	22,000	21,999
YPF SA (A)	8.500	07-28-25	6,000	4,935
Financials 21.6%				1,719,904
Banks 9.5%
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) (B)	6.250	08-15-26	134,000	152,090
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (B)	5.100	06-30-23	67,000	68,974
Freedom Mortgage Corp. (A)	8.125	11-15-24	78,000	76,879
Freedom Mortgage Corp. (A)	8.250	04-15-25	30,000	29,775
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (B)	6.500	04-16-25	200,000	214,000
The Royal Bank of Scotland Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.598%) (B)	8.625	08-15-21	200,000	215,876
11	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets 2.7%
Credit Suisse Group AG (7.500% to 7-17-23, then 5 Year U.S. Swap Rate + 4.600%) (A)(B)	7.500	07-17-23	200,000	$217,820
Consumer finance 3.5%
Ally Financial, Inc.	5.125	09-30-24	150,000	164,813
Enova International, Inc. (A)	8.500	09-01-24	1,000	930
Enova International, Inc. (A)	8.500	09-15-25	84,000	77,910
Springleaf Finance Corp.	6.875	03-15-25	31,000	35,403
Diversified financial services 1.7%
Allied Universal Holdco LLC (A)	6.625	07-15-26	15,000	15,863
Gogo Intermediate Holdings LLC (A)	9.875	05-01-24	59,000	62,021
Refinitiv US Holdings, Inc. (A)	6.250	05-15-26	13,000	14,170
Refinitiv US Holdings, Inc. (A)	8.250	11-15-26	20,000	22,375
Trident TPI Holdings, Inc. (A)	6.625	11-01-25	22,000	19,690
Thrifts and mortgage finance 4.2%
Ladder Capital Finance Holdings LLLP (A)	5.250	03-15-22	18,000	18,675
Ladder Capital Finance Holdings LLLP (A)	5.250	10-01-25	41,000	41,615
MGIC Investment Corp.	5.750	08-15-23	39,000	43,095
Nationstar Mortgage Holdings, Inc. (A)	8.125	07-15-23	48,000	51,360
Nationstar Mortgage Holdings, Inc. (A)	9.125	07-15-26	38,000	41,990
Quicken Loans, Inc. (A)	5.750	05-01-25	86,000	89,322
Radian Group, Inc.	4.500	10-01-24	43,000	45,258
Health care 7.4%				589,974
Health care providers and services 5.4%
Centene Corp. (A)	4.625	12-15-29	23,000	24,121
Centene Corp. (A)	5.375	06-01-26	77,000	81,716
DaVita, Inc.	5.000	05-01-25	132,000	136,182
Encompass Health Corp.	4.500	02-01-28	10,000	10,250
MEDNAX, Inc. (A)	5.250	12-01-23	75,000	76,688
MEDNAX, Inc. (A)	6.250	01-15-27	68,000	69,190
Select Medical Corp. (A)	6.250	08-15-26	31,000	33,248
Life sciences tools and services 0.2%
Charles River Laboratories International, Inc. (A)	4.250	05-01-28	15,000	15,113
Pharmaceuticals 1.8%
Bausch Health Companies, Inc. (A)	6.125	04-15-25	118,000	122,716
Catalent Pharma Solutions, Inc. (A)	5.000	07-15-27	20,000	20,750
Industrials 10.7%				851,165
Aerospace and defense 3.2%
Arconic, Inc.	5.125	10-01-24	98,000	106,825
Kratos Defense & Security Solutions, Inc. (A)	6.500	11-30-25	65,000	68,900
TransDigm, Inc. (A)	6.250	03-15-26	75,000	80,531
Commercial services and supplies 1.9%
Clean Harbors, Inc. (A)	4.875	07-15-27	91,000	95,350
LSC Communications, Inc. (A)	8.750	10-15-23	80,000	40,400
Prime Security Services Borrower LLC (A)	9.250	05-15-23	14,000	14,718
Construction and engineering 1.8%
AECOM	5.125	03-15-27	121,000	128,865
Tutor Perini Corp. (A)	6.875	05-01-25	17,000	16,596
Machinery 0.4%
Harsco Corp. (A)	5.750	07-31-27	27,000	28,418
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	12

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Road and rail 0.8%
Uber Technologies, Inc. (A)	7.500	09-15-27	64,000	$63,440
Trading companies and distributors 2.6%
Ahern Rentals, Inc. (A)	7.375	05-15-23	114,000	88,920
H&E Equipment Services, Inc.	5.625	09-01-25	38,000	39,948
United Rentals North America, Inc.	4.875	01-15-28	75,000	78,254
Information technology 4.0%				319,219
Communications equipment 1.5%
CommScope, Inc. (A)	8.250	03-01-27	120,000	120,594
IT services 2.0%
Banff Merger Sub, Inc. (A)	9.750	09-01-26	67,000	62,796
VeriSign, Inc.	4.750	07-15-27	42,000	44,646
VeriSign, Inc.	5.250	04-01-25	50,000	55,015
Semiconductors and semiconductor equipment 0.5%
Qorvo, Inc.	5.500	07-15-26	34,000	36,168
Materials 0.8%				68,463
Metals and mining 0.3%
Commercial Metals Company	5.375	07-15-27	27,000	27,945
Paper and forest products 0.5%
Norbord, Inc. (A)	6.250	04-15-23	38,000	40,518
Real estate 1.3%				101,151
Equity real estate investment trusts 1.3%
Equinix, Inc.	5.375	05-15-27	67,000	72,611
The GEO Group, Inc.	6.000	04-15-26	23,000	18,228
VICI Properties LP (A)	4.625	12-01-29	10,000	10,312
Utilities 2.9%				228,266
Gas utilities 0.8%
AmeriGas Partners LP	5.500	05-20-25	60,000	64,213
Independent power and renewable electricity producers 2.1%
Clearway Energy Operating LLC	5.375	08-15-24	74,000	75,850
NextEra Energy Operating Partners LP (A)	3.875	10-15-26	60,000	59,643
NextEra Energy Operating Partners LP (A)	4.500	09-15-27	28,000	28,560

	Shares	Value
Preferred securities 0.9%		$72,891
(Cost $71,820)
Information technology 0.9%		72,891
Semiconductors and semiconductor equipment 0.9%
Broadcom, Inc., 8.000%	63	72,891

Total investments (Cost $7,681,726) 96.6%	$7,697,483
Other assets and liabilities, net 3.4%	267,016
Total net assets 100.0%	$7,964,499

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $4,074,453 or 51.2% of the fund's net assets as of 11-30-19.
13	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
MANAGED ACCOUNT SHARES SECURITIZED DEBT PORTFOLIO

As of 11-30-19 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Collateralized mortgage obligations 37.9%				$3,069,236
(Cost $3,054,562)
Commercial and residential 29.0%				2,352,859
Angel Oak Mortgage Trust I LLC Series 2018-3, Class A1 (A)(B)	3.649	09-25-48	127,367	128,982
Arroyo Mortgage Trust Series 2019-3, Class A1 (A)(B)	2.962	10-25-48	137,427	137,984
BAMLL Commercial Mortgage Securities Trust Series 2015-200P, Class C (A)(B)	3.716	04-14-33	115,000	120,113
BBCMS Trust Series 2015-SRCH, Class D (A)(B)	5.122	08-10-35	100,000	109,454
BENCHMARK Mortgage Trust
Series 2018-B1, Class A2	3.571	01-15-51	115,000	119,205
Series 2019-B14, Class A2	2.915	12-15-61	45,000	46,348
Bunker Hill Loan Depositary Trust
Series 2019-1, Class A1 (A)	3.613	10-26-48	94,595	95,707
Series 2019-2, Class A1 (A)	2.879	07-25-49	83,675	83,951
BX Commercial Mortgage Trust Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) (A)(C)	3.086	03-15-37	115,000	115,072
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class D (1 month LIBOR + 1.750%) (A)(C)	3.515	12-15-37	115,000	115,394
Citigroup Commercial Mortgage Trust
Series 2019-PRM, Class A (A)	3.341	05-10-36	115,000	119,802
Series 2019-SMRT, Class A (A)	4.149	01-10-36	150,000	160,484
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class D (1 month LIBOR + 1.600%) (A)(C)	3.365	05-15-36	115,000	115,144
GS Mortgage Securities Trust
Series 2015-590M, Class C (A)(B)	3.932	10-10-35	115,000	119,486
Series 2016-RENT, Class D (A)(B)	4.202	02-10-29	123,000	124,308
Irvine Core Office Trust Series 2013-IRV, Class A2 (A)(B)	3.279	05-15-48	115,000	118,982
JPMBB Commercial Mortgage Securities Trust Series 2015-C31, Class A3	3.801	08-15-48	150,000	161,144
KNDL Mortgage Trust Series 2019-KNSQ, Class C (1 month LIBOR + 1.050%) (A)(C)	2.815	05-15-36	100,000	99,937
Morgan Stanley Capital I Trust Series 2017-CLS, Class D (1 month LIBOR + 1.400%) (A)(C)	3.165	11-15-34	115,000	115,000
Wells Fargo Commercial Mortgage Trust Series 2016-C33, Class A3	3.162	03-15-59	115,000	119,828
WF-RBS Commercial Mortgage Trust Series 2013-C15, Class B (B)	4.644	08-15-46	25,000	26,534
U.S. Government Agency 8.9%				716,377
Federal Home Loan Mortgage Corp.
Series K040, Class A2	3.241	09-25-24	150,000	158,324
Series K043, Class A2	3.062	12-25-24	122,000	127,959
Series K049, Class A2	3.010	07-25-25	65,000	68,176
Series K727, Class A2	2.946	07-25-24	150,000	155,051
Series K729, Class A2	3.136	10-25-24	50,000	52,527

Federal National Mortgage Association Series 2015-M13, Class A2 (B)	2.802	06-25-25	150,000	154,340
Asset backed securities 60.3%				$4,889,190
(Cost $4,875,034)
Asset backed securities 60.3%				4,889,190
Ally Auto Receivables Trust Series 2018-2, Class A4	3.090	06-15-23	155,000	157,926
American Express Credit Account Master Trust
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	14

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2018-8, Class A	3.180	04-15-24	130,000	$133,144
Series 2019-1, Class A	2.870	10-15-24	105,000	107,543
Applebee's Funding LLC Series 2019-1A, Class A2I (A)	4.194	06-07-49	115,000	116,389
Avis Budget Rental Car Funding AESOP LLC Series 2019-1A, Class A (A)	3.450	03-20-23	150,000	153,711
Capital One Multi-Asset Execution Trust
Series 2015-A4, Class A4	2.750	05-15-25	175,000	178,804
Series 2016-A5, Class A5	1.660	06-17-24	100,000	99,813
DB Master Finance LLC Series 2019-1A, Class A2I (A)	3.787	05-20-49	99,500	102,036
Discover Card Execution Note Trust Series 2019-A1, Class A1	3.040	07-15-24	200,000	205,146
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A23 (A)	4.118	07-25-47	112,700	117,140
DRB Prime Student Loan Trust Series 2015-D, Class A2 (A)	3.200	01-25-40	129,374	130,856
Elara HGV Timeshare Issuer LLC Series 2019-A, Class A (A)	2.610	01-25-34	91,875	91,594
Evergreen Credit Card Trust Series 2018-1, Class A (A)	2.950	03-15-23	115,000	116,399
Five Guys Funding LLC Series 2017-1A, Class A2 (A)	4.600	07-25-47	114,138	118,865
Ford Credit Auto Owner Trust Series 2017-C, Class A4	2.160	03-15-23	175,000	175,601
Ford Credit Floorplan Master Owner Trust Series 2018-3, Class A1	3.520	10-15-23	155,000	159,235
Golden Credit Card Trust Series 2018-4A, Class A (A)	3.440	10-15-25	115,000	120,708
Hilton Grand Vacations Trust Series 2018-AA, Class A (A)	3.540	02-25-32	97,354	100,420
Jack in the Box Funding LLC Series 2019-1A, Class A2I (A)	3.982	08-25-49	120,000	121,584
KeyCorp Student Loan Trust Series 2004-A, Class 1A2 (3 month LIBOR + 0.240%) (C)	2.176	10-27-42	4,836	4,670
MMAF Equipment Finance LLC Series 2019-A, Class A3 (A)	2.840	11-13-23	115,000	116,727
MVW Owner Trust Series 2018-1A, Class A (A)	3.450	01-21-36	70,567	72,558
Nelnet Student Loan Trust Series 2004-4, Class A5 (3 month LIBOR + 0.160%) (C)	2.100	01-25-37	110,767	108,450
Nissan Auto Receivables Owner Trust Series 2018-A, Class A4	2.890	06-17-24	155,000	157,530
Santander Drive Auto Receivables Trust Series 2018-2, Class C	3.350	07-17-23	155,000	156,532
SCF Equipment Leasing LLC Series 2019-1A, Class A2 (A)	3.230	10-20-24	115,000	115,927
SMB Private Education Loan Trust Series 2016-A, Class A2A (A)	2.700	05-15-31	144,976	145,840
Taco Bell Funding LLC Series 2018-1A, Class A2I (A)	4.318	11-25-48	59,400	61,136
Towd Point Mortgage Trust
Series 2015-1, Class A5 (A)(B)	3.955	10-25-53	100,000	103,884
Series 2017-1, Class A1 (A)(B)	2.750	10-25-56	152,066	152,696
Series 2018-1, Class A1 (A)(B)	3.000	01-25-58	70,850	71,600
Series 2018-6, Class A1A (A)(B)	3.750	03-25-58	167,696	172,573
Series 2019-1, Class A1 (A)(B)	3.750	03-25-58	141,580	147,662
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A (A)	2.560	11-25-31	155,000	157,956
Toyota Auto Receivables Owner Trust
15	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2017-C, Class A4	1.980	12-15-22	160,000	$160,067
Series 2018-C, Class A3	3.020	12-15-22	200,000	202,699
Vantage Data Centers Issuer LLC Series 2018-1A, Class A2 (A)	4.072	02-16-43	112,988	116,844
World Omni Automobile Lease Securitization Trust Series 2018-B, Class A3	3.190	12-15-21	155,000	156,925

Total investments (Cost $7,929,596) 98.2%	$7,958,426
Other assets and liabilities, net 1.8%	146,328
Total net assets 100.0%	$8,104,754

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $4,604,905 or 56.8% of the fund's net assets as of 11-30-19.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	16

Financial statements
STATEMENTS OF ASSETS AND LIABILITIES 11-30-19 (unaudited)

	Managed Account Shares Investment-Grade Corporate Bond Portfolio	Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio	Managed Account Shares Securitized Debt Portfolio
Assets
Unaffiliated investments, at value	$8,113,378	$7,697,483	$7,958,426
Cash	273,473	198,666	125,232
Dividends and interest receivable	85,432	111,645	16,123
Receivable from affiliates	1,119	1,089	1,096
Other assets	34,205	33,483	33,065
Total assets	8,507,607	8,042,366	8,133,942
Liabilities
Distributions payable	25,865	41,494	20,919
Payable for investments purchased	210,663	28,241	—
Payable to affiliates
Accounting and legal services fees	626	607	619
Trustees' fees	7	7	7
Other liabilities and accrued expenses	7,652	7,518	7,643
Total liabilities	244,813	77,867	29,188
Net assets	$8,262,794	$7,964,499	$8,104,754
Net assets consist of
Paid-in capital	$8,119,079	$8,030,000	$8,085,115
Total distributable earnings (loss)	143,715	(65,501)	19,639
Net assets	$8,262,794	$7,964,499	$8,104,754
Unaffiliated investments, at cost	$7,963,927	$7,681,726	$7,929,596
Total investments, at cost	7,963,927	7,681,726	7,929,596
Net asset value per share
Based on net asset values and shares outstanding-the portfolio has an unlimited number of shares authorized with no par value.
Net assets	$8,262,794	$7,964,499	$8,104,754
Shares outstanding	811,905	803,015	808,502
Net asset value per share	$10.18	$9.92	$10.02
17	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the period ended 11-30-19 (unaudited)

	Managed Account Shares Investment-Grade Corporate Bond Portfolio[1]	Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio[1]	Managed Account Shares Securitized Debt Portfolio[1]
Investment income
Interest	$105,139	$179,561	$89,168
Dividends	445	—	—
Less foreign taxes withheld	(14)	—	—
Total investment income	105,570	179,561	89,168
Expenses
Investment management fees	20,339	19,714	20,103
Accounting and legal services fees	628	609	621
Trustees' fees	23	22	22
Custodian fees	543	522	537
State registration fees	1,078	1,058	1,046
Printing and postage	3,157	3,157	3,157
Professional fees	23,538	23,222	23,038
Other	1,287	1,285	1,286
Total expenses	50,593	49,589	49,810
Less expense reductions	(50,593)	(49,589)	(49,810)
Net expenses	—	—	—
Net investment income	105,570	179,561	89,168
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	9,622	(68,604)	(764)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	149,451	15,757	28,830
Net realized and unrealized gain (loss)	159,073	(52,847)	28,066
Increase in net assets from operations	$264,643	$126,714	$117,234

[1]	Period from 7-9-19 (commencement of operations) to 11-30-19.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	18

STATEMENTS OF CHANGES IN NET ASSETS

	Managed Account Shares Investment-Grade Corporate Bond Portfolio	Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio	Managed Account Shares Securitized Debt Portfolio
Increase (decrease) in net assets	Period ended 11-30-19[1] (unaudited)	Period ended 11-30-19[1] (unaudited)	Period ended 11-30-19[1] (unaudited)
From operations
Net investment income	$105,570	$179,561	$89,168
Net realized gain (loss)	9,622	(68,604)	(764)
Change in net unrealized appreciation (depreciation)	149,451	15,757	28,830
Increase in net assets resulting from operations	264,643	126,714	117,234
Distributions to shareholders
From net investment income and realized gain	(120,928)	(192,215)	(97,595)
Total distributions	(120,928)	(192,215)	(97,595)
From fund share transactions	8,119,079	8,030,000	8,085,115
Total increase	8,262,794	7,964,499	8,104,754
Net assets
Beginning of period	—	—	—
End of period	$8,262,794	$7,964,499	$8,104,754

1	Period from 7-9-19 (commencement of operations) to 11-30-19.
19	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights
MANAGED ACCOUNT SHARES INVESTMENT-GRADE CORPORATE BOND PORTFOLIO

Period ended	11-30-19 [1]
Per share operating performance
Net asset value, beginning of period	$10.00
Net investment income[2]	0.13
Net realized and unrealized gain (loss) on investments	0.20
Total from investment operations	0.33
Less distributions
From net investment income	(0.15)
Net asset value, end of period	$10.18
Total return (%)[3]	3.30 [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$8
Ratios (as a percentage of average net assets):
Expenses before reductions	1.57 [5]
Expenses including reductions	— [5]
Net investment income	3.25 [5]
Portfolio turnover (%)	20

[1]	Period from 7-9-19 (commencement of operations) to 11-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Not annualized.
[5]	Annualized.
MANAGED ACCOUNT SHARES NON-INVESTMENT-GRADE CORPORATE BOND PORTFOLIO

Period ended	11-30-19 [1]
Per share operating performance
Net asset value, beginning of period	$10.00
Net investment income[2]	0.23
Net realized and unrealized gain (loss) on investments	(0.07)
Total from investment operations	0.16
Less distributions
From net investment income	(0.24)
Net asset value, end of period	$9.92
Total return (%)[3]	1.62 [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$8
Ratios (as a percentage of average net assets):
Expenses before reductions	1.58 [5]
Expenses including reductions	— [5]
Net investment income	5.70 [5]
Portfolio turnover (%)	25

[1]	Period from 7-9-19 (commencement of operations) to 11-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	20

MANAGED ACCOUNT SHARES SECURITIZED DEBT PORTFOLIO

Period ended	11-30-19 [1]
Per share operating performance
Net asset value, beginning of period	$10.00
Net investment income[2]	0.11
Net realized and unrealized gain (loss) on investments	0.03
Total from investment operations	0.14
Less distributions
From net investment income	(0.12)
Net asset value, end of period	$10.02
Total return (%)[3]	1.41 [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$8
Ratios (as a percentage of average net assets):
Expenses before reductions	1.56 [5]
Expenses including reductions	— [5]
Net investment income	2.78 [5]
Portfolio turnover (%)	8

[1]	Period from 7-9-19 (commencement of operations) to 11-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Not annualized.
[5]	Annualized.
21	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Managed Account Shares Investment-Grade Corporate Bond Portfolio, John Hancock Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio and John Hancock Managed Account Shares Securitized Debt Portfolio (collectively, John Hancock Managed Account Shares Portfolios, or the Portfolios, and individually a Portfolio) are each a series of John Hancock Strategic Series (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective for each portfolio is to seek high level of current income consistent with prudent investment risk.
Shares of the portfolios may be purchased only by or on behalf of separately managed account clients where the portfolios’ subadvisor or an affiliate of the subadvisor (each a “Managed Account Adviser”) has an agreement with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker dealer), or directly with the client, to provide management or advisory services to the managed account.
Each portfolio commenced operations on July 9, 2019.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios' Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios' Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios' investments as of November 30, 2019, by major security category or type:
	Total value at 11-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Managed Account Shares Investment-Grade Corporate Bond Portfolio
Investments in securities:
Assets
Foreign government obligations	$208,900	—	$208,900	—
Corporate bonds	7,896,006	—	7,896,006	—
Preferred securities	8,472	$8,472	—	—
Total investments in securities	$8,113,378	$8,472	$8,104,906	—

SEMIANNUAL REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	22

	Total value at 11-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio
Investments in securities:
Assets
Corporate bonds	$7,624,592	—	$7,624,592	—
Preferred securities	72,891	$72,891	—	—
Total investments in securities	$7,697,483	$72,891	$7,624,592	—

Managed Account Shares Securitized Debt Portfolio
Investments in securities:
Assets
Collateralized mortgage obligations	$3,069,236	—	$3,069,236	—
Asset backed securities	4,889,190	—	4,889,190	—
Total investments in securities	$7,958,426	—	$7,958,426	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Portfolios that invest internationally generally carry more risk than portfolios that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The portfolios may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the portfolios' understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the portfolio as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Mortgage and asset backed securities. The portfolios may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the portfolios having to reinvest the proceeds in lower yielding securities, effectively reducing the portfolios' income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the portfolios' cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The portfolios are also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios' custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
23	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolios' relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Federal income taxes. Each portfolio intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
The portfolios' federal tax returns will be subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on November 30, 2019, including short-term investments, were as follows:
Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Managed Account Shares Investment-Grade Corporate Bond Portfolio	$7,977,335	$147,111	$(11,068)	$136,043
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio	7,692,515	108,644	(103,676)	4,968
Managed Account Shares Securitized Debt Portfolio	7,935,833	26,501	(3,908)	22,593
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolio generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios' financial statements as a return of capital. The final determination of tax characteristics of the portfolio's distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. The portfolios had no material book-tax differences at May 31, 2019.
Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).
Management fee. The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor equivalent on an annual basis to the sum of 0.63% of the portfolios' average daily net assets. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The portfolios are not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive all of the portfolios’ operating expenses. Expenses, means all expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolios’ business, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly. This agreement expires on September 30, 2022, unless renewed by mutual agreement of the portfolios and Advisor based upon a determination that this is appropriate under the circumstances at that time.
The portfolios are an integral part of a separately managed account program, and the portfolios’ manager, the portfolios’ subadvisor or their affiliates will be compensated directly or indirectly by separately managed account program sponsors or program participants for managed account advisory services. Participants in a separately managed account program pay a “wrap” fee to the sponsor of the program. Participants pay no additional fees or expenses to purchase shares of the portfolios.
For the period ended November 30, 2019, the expense reductions described above amounted to the following:

Portfolio	Expense Reimbursement
Managed Account Shares Investment-Grade Corporate Bond Portfolio	$50,593
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio	49,589
Managed Account Shares Securitized Debt Portfolio	49,810
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
SEMIANNUAL REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	24

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the period ended November 30, 2019, were equivalent to a net annual effective rate of the portfolios' average daily net assets as follows:
Portfolio	Net Annual Effective Rate
Managed Account Shares Investment-Grade Corporate Bond Portfolio	0.00%
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio	0.00%
Portfolio	Net Annual Effective Rate
Managed Account Shares Securitized Debt Portfolio	0.00%

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the period ended November 30, 2019 amounted to an annual rate of 0.02% of the portfolios' average daily net assets. For the period end November 30, 2019, these fees have been waived by the Advisor.
Transfer agent fees. The portfolios have a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, based on the average daily net assets. For the period end November 30, 2019, the portfolios did not incur any transfer agent fees.
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Portfolio share transactions
Transactions in portfolios' shares for the period ended November 30, 2019 were as follows:
	Period ended 11-30-19[1]
	Shares	Amount
Managed Account Shares Investment-Grade Corporate Bond Portfolio
Sold	811,905	$8,119,079
Net increase	811,905	$8,119,079
Total net increase	811,905	$8,119,079

	Period ended 11-30-19[1]
	Shares	Amount
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio
Sold	803,015	$8,030,000
Net increase	803,015	$8,030,000
Total net increase	803,015	$8,030,000

	Period ended 11-30-19[1]
	Shares	Amount
Managed Account Shares Securitized Debt Portfolio
Sold	808,502	$8,085,115
Net increase	808,502	$8,085,115
Total net increase	808,502	$8,085,115

[1]	Period from 7-9-19 (commencement of operations) to 11-30-19.
Affiliates of the portfolios owned 100% of shares of John Hancock Managed Account Shares Investment-Grade Corporate Bond Portfolio, John Hancock Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio and John Hancock Managed Account Shares Securitized Debt Portfolio on November 30, 2019. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.
25	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT

Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the period ended November 30, 2019:
Portfolio	Purchases	Sales
Managed Account Shares Investment-Grade Corporate Bond Portfolio	$9,624,067	$1,641,120
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio	9,672,079	1,916,092
Managed Account Shares Securitized Debt Portfolio	8,605,471	667,617
SEMIANNUAL REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	26

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23-26, 2019, the Board of Trustees (the Board) of John Hancock Strategic Series (the Trust), including all of the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), approved the establishment of John Hancock Managed Account Shares Investment-Grade Corporate Bond Portfolio, John Hancock Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio and John Hancock Managed Account Shares Securitized Debt Portfolio (the New Funds).

This section describes the evaluation by the Board of:

(a)	the advisory agreement between the Trust and John Hancock Investment Management, LLC (the Advisor, formerly John Hancock Advisers, LLC) (the Advisory Agreement); and
(b)	the subadvisory agreement between the Advisor and Manulife Investment Management (US) LLC with respect to the New Funds (the Subadvisory Agreement).

In considering the Advisory Agreement and the Subadvisory Agreement with respect to the New Funds, the Board received in advance of the meetings a variety of materials relating to the New Funds, the Advisor and the Subadvisor, including fee and expense information for the New Funds, and including with respect to the Subadvisor, performance information for comparatively managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent, and quality of services to be provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's anticipated revenues and costs of providing services to the New Funds and any compensation to be paid to affiliates of the Advisor. The Board also took into account information provided by management regarding the New Funds at its in-person Board meeting held on March 25-28, 2019. The Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor to the John Hancock Funds (the Funds), including quarterly performance reports prepared by management containing reviews of investment results. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the New Funds by the Advisor's affiliates, including distribution services. The Board considered the Advisory Agreement and Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the New Funds.

Throughout the process, the Board asked questions of and were afforded the opportunity to request additional information from management. The Board is assisted by legal counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed Advisory Agreement and Subadvisory Agreement and discussed the proposed Advisory Agreement and Subadvisory Agreement in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the New Funds, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be based in part on its consideration of the Funds' advisory and subadvisory arrangements in prior years.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services to be provided to the New Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history. The Board also noted that, on a regular basis, it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the Funds' compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the New Funds' compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor will be responsible for the management of the day-to-day operations of the New Funds, including but not limited to, general supervision of and coordination of the services to be provided by the Subadvisor, and also will be responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services to be provided to the New Funds including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance with respect to all funds.

In considering the nature, extent and quality of the services to be provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of its deliberations regarding the Advisory Agreement, the Board considered, among other things:

SEMIANNUAL REPORT   |   JOHN HANCOCK MANAGED ACCOUNT SHARES       27

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationships, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the New Funds; as well as the Advisor's oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the Funds;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the New Funds;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the New Funds; and
(g)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that Advisor may reasonably be expected to provide a high quality of services under the Advisory Agreement with respect to the New Funds.

Investment performance. In connection with its consideration of the Advisory Agreement, the Board considered the performance of other comparable funds or accounts, if any, managed by the Advisor and Subadvisor and the performance of their respective benchmarks and/or peer groups. The Board also noted that it reviews at its regularly scheduled meetings information about the performance of other John Hancock Funds managed by the Advisor and the Subadvisor.

Fees and expenses. The Board reviewed information regarding the New Funds' anticipated management fees and net total expenses. The Board noted that the New Funds' anticipated management fees include both advisory and administrative costs. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the New Funds and the services they provide to other such comparable clients or funds.

The Board took into account management discussion of the New Funds' anticipated expenses. The Board noted that the New Funds are intended to serve solely as completion vehicles for separately managed accounts and that the New Funds will not be distributed on a stand-alone basis. As such, and consistent with these types of products, the Board further noted that the Advisor is expected to waive the New Funds' net total expenses to zero. The Board also took into account management's discussion with respect to the proposed management fee, the fees of the Subadvisor, including the amount of the advisory fee to be retained by the Advisor after payment of the subadvisory fees, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor, and not the New Funds, would be responsible for paying the subadvisory fees. As discussed above, the Board also noted that the Advisor has agreed to waive fees and/or reimburse expenses with respect to the New Funds.

The Board concluded that the advisory fees to be paid by the New Funds are reasonable in light of the nature, extent and quality of the services to be provided to the New Funds under the Advisory Agreement.

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the New Funds, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the New Funds;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the New Funds;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also will provide administrative services to the New Funds on a cost basis pursuant to an administrative services agreement;
(g)	noted that Manulife Investment Management (US) LLC is an affiliate of the Advisor;
(h)	noted that affiliates of the Advisor are expected to provide transfer agency services and distribution services to the New Funds;
(i)	noted that the Advisor also will derive reputational and other indirect benefits from providing advisory services to the New Funds;
(j)	noted that the subadvisory fees for the New Funds will be paid by the Advisor;
(k)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and

SEMIANNUAL REPORT   |   JOHN HANCOCK MANAGED ACCOUNT SHARES       28

(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the New Funds and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the anticipated level of profitability, if any, of the Advisor and its affiliates from their relationship with the New Funds is reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized if the New Funds grow and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has agreed to waive all of its management fee and/or reimburse or pay operating expenses of the New Funds to reduce operating expenses to zero;
(b)	the Board also took into account management's discussion of the New Funds' advisory fee structure; and
(c)	also considered the potential effect of the New Funds future growth in size on their performance and fees. The Board also noted that if the New Funds' assets increase over time, the New Funds may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's businesses, including current subadvisory services to other funds in the John Hancock family of funds;
(2)	the performance of comparable funds, as applicable, managed by the New Funds' Subadvisor;
(3)	the proposed subadvisory fees for the New Funds; and
(4)	information regarding the affiliated Subadvisor's material relationships and potential conflicts of interest relating to the provision of services to the New Funds.

Nature, extent, and quality of services. With respect to the services to be provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who will provide services to the New Funds. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring processes. The Board reviewed the Subadvisor's regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular periodic reviews of the Subadvisor and its operations in regard to the Funds, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which include evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed by it to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment processes and philosophies. The Board took into account that the Subadvisor's responsibilities will include the development and maintenance of an investment program for the New Funds that is consistent with the New Funds' investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the expected profitability to the Subadvisor of their relationships to the New Funds, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the New Funds. The Board also took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the New Funds, such as the opportunity to provide advisory services to additional John Hancock Funds and reputational benefits.

Subadvisory fees. The Board considered that the New Funds will pay advisory fees to the Advisor and that, in turn, the Advisor will pay subadvisory fees to the Subadvisor. The Board also took into account the subadvisory fees paid by the Advisor to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. The Board considered performance results of comparable funds managed by the Subadvisor against an applicable benchmark. The Board also noted that it reviews at its regularly scheduled meetings information about the performance of other John Hancock Funds managed by the Advisor and the Subadvisor. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

SEMIANNUAL REPORT   |   JOHN HANCOCK MANAGED ACCOUNT SHARES       29

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager, and may reasonably be expected to provide a high quality of investment management services to the New Funds;
(2)	the proposed subadvisory fees are reasonable in relation to the level and quality of services to be provided under the Subadvisory Agreement; and
(3)	that the subadvisory fees will be paid by the Advisor not the New Funds.
* * *

Based on the Board's evaluation of all factors that it deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that approval of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the New Funds and their shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement.

SEMIANNUAL REPORT   |   JOHN HANCOCK MANAGED ACCOUNT SHARES       30

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Manulife Investment Management (US) LLC

Portfolio Managers

Jeffrey N. Given, CFA
Howard C. Greene, CFA

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

SEMIANNUAL REPORT   |   JOHN HANCOCK MANAGED ACCOUNT SHARES       31

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Alternative Risk Premia

Disciplined Alternative Yield

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach: We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Managed Account Shares. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

JHMASSA 11/19 1/20

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

(a) The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form NCSR. See attached “John Hancock Funds – Nominating and Governance Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and
(ii) information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not applicable.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating and Governance Committee Charter”.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Strategic Series

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	January 7, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	January 7, 2020

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	January 7, 2020